UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

300 Harding Blvd., Suite 215

Roseville, CA  95678

 (Address of principal executive offices) (Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (916) 757-6862

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

AmericaFirst Defensive Growth Fund
AmericaFirst Large Cap Share Buyback Fund
AmericaFirst Quantitative Strategies Fund
AmericaFirst Seasonal Rotation Fund (Formerly AmericaFirst Seasonal Trends Fund)
AmericaFirst Tactical Alpha Fund
AmericaFirst Income Fund (Formerly AmericaFirst Income Trends Fund)

December 31, 2018

(Unaudited)

AmericaFirst Quantitative Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website  www.americafirstfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

	AmericaFirst Defensive Growth Fund

	Schedule of Investments
	December 31, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 100.29%

Aircraft - 5.72%
1,462	The Boeing Co. **	$ 471,495

Aicraft Engines & Engine Parts - 2.84%
3,022	Heico Corp.	234,144

Aircraft Part & Auxiliary Equipment, Nec - 2.57%
2,943	Spirit AeroSystems Holdings, Inc. Class A	212,161

Beverages - 2.85%
4,945	Brown-Forman Corp. Class A **	234,492

Bottled & Canned Soft Drinks Carbonated Waters - 2.83%
4,745	Monster Beverage Corp. *	233,549

Commodity Contracts Brokers & Dealers - 2.96%
69	Seaboard Corp.	244,123

Electronic Components & Accessories - 3.09%
5,379	Mercury Systems, Inc. *	254,373

Food & Kindred Products - 2.83%
10,908	Conagra Brands, Inc. **	232,995

Hospital & Medical Service Plans - 6.24%
1,509	Cigna Corp. (*) (**)	286,589
1,959	Molina Healthcare, Inc. *	227,675
		514,264
Laboratory Analytical Instruments - 6.12%
8,669	Bruker Corp. **	258,076
820	Illumina, Inc. *	245,943
		504,019
Perfumes, Cosmetics & Other Toilet Preparations - 2.21%
4,885	Edgewell Personal Care Co. (*) (**)	182,455

Pharmaceutical Preparations - 14.00%
10,771	Bausch Health Companies, Inc. (Canada) *	198,941
4,105	Emergent BioSolutions, Inc. *	243,344
6,543	Nektar Therapeutics *	215,068
5,113	Pacira Pharmaceuticals, Inc. *	219,961
6,335	Pfizer, Inc. **	276,523
		1,153,837
Refrigeration & Service Industry Machinery - 2.82%
2,259	Middleby Corp. *	232,067

Retail-Drug Stores and Proprietary Stores - 3.60%
4,529	CVS Health Corp.	296,740

Retail-Grocery Stores - 3.20%
9,590	Kroger Co. **	263,725

Search, Detection, Navigation, Guidance, Aeronautical, & Nautical Systems & Instruments - 2.67%
1,432	Raytheon Co.	219,597

Services-Health Services - 2.88%
2,319	U.S. Physical Therapy, Inc.	237,350

Services-Home Health Care Services - 3.30%
2,894	LHC Group, Inc. *	271,689

Services-Hospital - 2.70%
6,741	Mednax, Inc. *	222,453

Services-Medical Laboratories - 2.87%
3,668	Genomic Health, Inc. *	236,256

Services-Miscellaneous Health & Allied Services, Nec - 3.47%
2,214	ICON Plc. (Ireland) (*) (**)	286,071

Surgical & Medical Instruments & Apparatus - 11.48%
8,472	Cryolife, Inc. *	240,435
2,423	Haemonetics Corp. *	242,421
4,352	Merit Medical Systems, Inc. *	242,885
4,450	Nuvasive, Inc. *	220,542
		946,283
Wholesale-Beer, Wine & Distilled Alcoholic Beverages - 2.60%
3,756	MGP Ingredients, Inc.	214,280

Wholesale-Drugs Propietaries & Druggists' Sundries - 2.57%
2,850	Amerisourcebergen Corp.	212,040

Wholesale-Groceries & General Line - 1.87%
6,618	Core-Mark Holdings Company, Inc.	153,868

TOTAL COMMON STOCK (Cost $9,208,899) - 100.29%		$ 8,264,326

VENTURE CAPITAL FUND - 3.23%
	Moneta Ventures Fund II L.P. * (b)(c)	265,768
TOTAL VENTURE CAPITAL FUND (Cost $271,517) - 3.23%		$ 265,768

MONEY MARKET FUND - 2.83%
233,286	Federated Institutional Prime Obligations Fund - Institutional Class 2.4% (a) **	233,309
TOTAL MONEY MARKET FUND (Cost $233,332) - 2.83%		$ 233,309

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (Cost $9,713,749) *** - 106.35%		$ 8,763,403

INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $1,962,004) - (20.92)%		(1,723,643)

OTHER ASSETS LESS LIABILITIES - 14.57%		1,200,765

NET ASSETS - 100.00%		$ 8,240,525

* Represents non-income producing security during the period.
** All or a portion is held as collateral for securities sold short at December 31, 2018.
*** Represents cost for financial reporting purposes. Aggregate cost, including proceeds from securities sold short, for federal tax purposes is $7,751,745 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $362,079
Gross Unrealized Depreciation (1,074,063)
Net Unrealized Depreciation $(711,984)
(a) Variable rate security; the money market rate shown represents the seven day yield at December 31, 2018.
(b) Indicates an illiquid and fair valued security.
(c) Represents investment in a non-unitized venture capital fund. Accordingly, share quantity is not applicable.
The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Pharmaceutical Preparations		13.17%
Surgical & Medical Instruments & Apparatus		10.80%
Hospital & Medical Service Plans		5.87%
Laboratory Analytical Instruments		5.75%
Aircraft		5.38%
Retail - Drug Stores and Proprietary Stores		3.39%
Services - Miscellaneous Health Care Services		3.26%
Services - Home Health Care Services		3.10%
Venture Capital Fund		3.03%
Retail - Grocery Stores		3.01%
Electronic Components & Accessories		2.90%
Commodity Contracts, Brokers & Dealers		2.79%
Services - Health Services		2.71%
Services - Medical Laboratories		2.70%
Beverages		2.68%
Aircraft Engines & Engine Parts		2.67%
Bottled & Canned Soft Drinks Carbonated Waters		2.67%
Money Market Funds		2.66%
Food & Kindred Products		2.65%
Refrigeration & Service Industry Machinery		2.65%
Services - Hospital		2.54%
Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems & Instruments		2.51%
Wholesale - Beer, Wine & Distilled Alcoholic Beverages		2.44%
Aircraft Parts & Auxiliary Equipment		2.42%
Wholesale - Drugs Propietaries & Druggists' Sundries		2.42%
Perfumes, Cosmetics, & Other Toliet Preparations		2.08%
Wholesale - Groceries & General Line		1.75%
	Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2018 and are subject to change.

	AmericaFirst Defensive Growth Fund

	Schedule of Securities Sold Short
	December 31, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 16.76%

Air Transportation, Scheduled 2.18%
2,285	Copa Holdings, S.A. (Panama)	$ 179,852

Hotels & Motels 1.90%
7,690	Red Rock Resorts, Inc.	156,184

Miscellaneous Chemical Products - 1.92%
5,715	Versum Materials, Inc.	158,420

Real Estate Agents & Managers (For Others) - 2.03%
2,375	Marriott Vacations Worldwide Corp.	167,461

Services-Business Services, Nec - 2.43%
850	NetEase, Inc., ADR	200,064

Services-Engneering Services - 2.05%
6,370	Aecom *	168,805

Telephone Communications (No Radio Telephone) - 1.99%
3,985	GCI Liberty, Inc. Class A	164,023

Title Insurance - 2.26%
4,170	First American Financial Corp.	186,149

TOTAL COMMON STOCK (Proceeds $1,561,195) - 16.76%		$ 1,380,958

REAL ESTATE INVESTMENT TRUSTS - 4.16%
12,820	Empire State Realty Trust, Inc.	182,428
5,065	PotlatchDeltic Corp.	160,257
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $400,809) - 4.16%		342,685

TOTAL SECURITIES SOLD SHORT (Proceeds $1,962,004) - 20.92%		$ 1,723,643

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

	AmericaFirst Large Cap Share Buyback Fund

	Schedule of Investments
	December 31, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 94.20%

Air Transportation, Scheduled - 4.37%
3,647	United Continental Holdings, Inc. *	305,363

Computer Communications Equipment - 8.17%
6,759	Cisco Sytems, Inc.	292,867
1,719	F5 Networks, Inc. *	278,530
		571,397
Computer Storage Devices - 3.26%
3,819	NetApp, Inc.	227,880

Electronic Computers - 3.26%
1,443	Apples, Inc.	227,619

Fire, Marine & Casualty Insurance - 4.21%
6,466	Loews Corp.	294,332

Food & Kindred Products - 2.70%
8,845	Conagra Brands, Inc.	188,929

Hospital & Medical Service Plans - 3.95%
965	Humana, Inc.	276,453

National Commercial Banks - 3.25%
17,008	Regions Financial Corp.	227,567

Natural Gas Transmission - 4.19%
6,108	National Grid Plc. ADR	293,062

Petroleum Refining - 3.44%
2,792	Phillips 66	240,531

Railroads, Line-Haul Operating - 8.08%
4,368	CSX Corp.	271,384
2,127	Union Pacific Corp.	294,015
		565,399
Retail-Eating Places - 9.83%
1,970	McDonald's Corp.	349,813
3,676	Yum! Brands, Inc.	337,898
		687,711
Retail-Radio TV & Consumer Electronics Stores - 3.11%
4,109	Best Buy Co., Inc.	217,613

Savings Institution, Federally Chartered - 3.54%
5,642	E*Trade Financial Corp.	247,571

Services-Computer Programming Services - 4.28%
31,443	Infosys Ltd. ADR	299,337

Services-General Medical & Surgical Hospitals, Nec - 4.22%
2,369	HCA Holdings, Inc.	294,822

Services-Prepackaged Software - 4.09%
2,785	Check Point Software Technologies Ltd. (Israel) *	285,880

Ship & Boat Building & Repairing - 3.65%
1,343	Huntington Ingalls Industries, Inc.	255,586

State Commercial Banks - 3.76%
1,839	M&T Bank Corp.	263,216

Wholesale-Drugs Proprietaries & Druggists' Sundries - 4.80%
5,698	Herbalife Nutrition Ltd. (Cayman Islands) *	335,897

Wholesale-Groceries & Related Products - 3.92%
1,106	Domino's Pizza, Inc.	274,277

TOTAL COMMON STOCK (Cost $7,442,585) - 94.20%		$ 6,580,442

REAL ESTATE INVESTMENT TRUST - 4.75%
2,049	SBA Communications Corp. Class A *	331,713
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $328,514) - 4.75%		331,713

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (Cost $7,771,099) *** - 98.95%		$ 6,912,155

OTHER ASSETS LESS LIABILITIES - 1.05%		73,763

NET ASSETS - 100.00%		$ 6,985,918

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2018.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,771,099 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $169,566
Gross Unrealized Depreciation (1,028,510)
Net Unrealized Depreciation $(858,944)
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Retail-Eating Places		9.95%
Computer Communications Equipment		8.27%
Railroads, Line-Haul Operating		8.18%
Wholesale-Drugs Proprietaries & Druggists' Sundries		4.86%
Real Estate Investments Trust		4.80%
Air Transportation, Scheduled		4.42%
Services-Computer Programming Services		4.33%
Services-General Medical & Surgical Hospitals, Nec		4.26%
Fire, Marine, & Casualty Insurance		4.26%
Natural Gas Transmission		4.24%
Services-Prepackaged Software		4.13%
Hospital & Medical Service Plans		4.00%
Wholesale-Groceries & Related Products		3.97%
State Commercial Banks		3.81%
Ship & Boat Building & Repairing		3.70%
Saving Institutions, Federally Chartered		3.58%
Petroleum Refining		3.48%
Computer Storage Devices		3.30%
Electronic Computers		3.29%
National Commercial Banks		3.29%
Retail-Radio TV & Consumer Electronics Stores		3.15%
Food & Kindred Products		2.73%
	Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2018 and are subject to change.

	AmericaFirst Quantitative Strategies Fund

	Schedule of Investments
	December 31, 2018 (Unaudited)

Shares/Par		Value

COMMON STOCK - 45.91%

Air Transportation, Scheduled - 1.90%
80,929	American Airlines Group, Inc. *	$ 80,929
3,555	International Consolidated Airlines Group, S.A. ADR	55,387
		136,316
Cement, Hydraulic - 2.09%
31,003	Cemex, S.A.B. de C.V. ADR *	149,435

Chemicals & Allied Products - 0.66%
2,680	Basf Ak Tiengesellschaft ADR *	47,141

Concrete Gypsum Plaster Products - 2.21%
3,706	USG Corp.	158,098

Crude Petroleum & Natural Gas - 5.34%
4,470	Eni SpA ADR	140,805
17,526	QEP Resources, Inc. *	98,672
2,724	Total S.A. ADR	142,138
		381,615
Fabricated Structural Metal Products - 2.08%
1,315	Proto Labs, Inc. *	148,319

Food & Kindred Products - 0.77%
3,940	Groupe Danone ADR *	55,081

Hotels & Motels - 3.75%
8,957	Extended Stay America, Inc.	138,834
6,887	Penn National Gaming, Inc. *	129,682
		268,516
Industrial Instruments For Measurement, Display, And Control - 4.71%
1,345	Esterline Technologies Corp. *	163,350
2,787	Keysight Technologies, Inc. *	173,017
		336,367
Life Insurance - 0.88%
1,320	Tokio Marine Holdings, Inc. ADR	62,594

Metal Mining - 1.60%
14,847	Cleveland-Cliffs, Inc. *	114,174

Miscellaneous Fabricated Metal Products - 2.10%
2,799	Barnes Group, Inc.	150,082

Papers & Allied Products - 0.61%
3,735	Stora Enso Corp. ADR *	43,363

Radio & TV Broadcasting & Communications Equipment - 1.49%
6,480	CommScope Holding Company, Inc. *	106,207

Railroad Equipment - 1.86%
1,892	Westinghouse Air Brake Technologies Corp.	132,913

Semiconductors & Related Devices - 2.28%
3,360	Integrated Device Technology, Inc. *	162,725

Services-Business Services, Nec - 1.42%
1,706	HealthEquity, Inc. *	101,763

Services-Computer Programming, Data Processing, Etc. - 2.05%
1,621	Wix.com Ltd. (Israel) *	146,441

Services-Help Supply Services - 1.78%
1,361	Insperity, Inc.	127,063

Services-Miscellaneous Amusement & Recreation - 4.11%
5,993	SeaWorld Entertainment, Inc. *	132,385
2,902	Six Flags Entertainment Corp.	161,438
		293,823
Services-Prepackaged Software - 2.22%
2,691	Commvault Systems, Inc. *	159,011

TOTAL COMMON STOCK (Cost $4,292,400) - 45.91%		$ 3,281,047

EXCHANGE TRADED FUNDS - 48.44%
9,888	IQ Merger Arbitrage ETF	313,549
30,724	Invesco DB US Dollar Index Bullish Fund	781,926
28,279	ProShares Short MSCI EAFE	834,796
38,365	ProShares Short MSCI Emerging Markets	782,262
28,073	VanEck Vectors Fallen Angel High Yield Bond ETF	748,707
TOTAL EXCHANGE TRADED FUNDS (Cost $3,461,557) - 48.44%		3,461,240

LIMITED PARTNERSHIPS - 3.69%

Natural Gas Transmission - 1.87%
10,122	Energy Transfer L.P.	133,712

Wholesale-Petroleum Bulk Stations & Terminals - 1.82%
7,028	Genesis Energy L.P.	129,807

TOTAL LIMITED PARTNERSHIPS (Cost $313,743) - 3.69%		$ 263,519

VENTURE CAPITAL FUND - 2.58%
	Moneta Ventures Fund II L.P. * (a)(b)	184,296
TOTAL VENTURE CAPITAL FUND (Cost $203,638) - 2.58%		$ 184,296

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (Cost $8,271,338) ** - 100.62%		$ 7,190,102

LIABILITIES LESS OTHER ASSETS - (0.62)%		(44,055)

NET ASSETS - 100.00%		$ 7,146,047

* Represents non-income producing security during the period.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,271,338 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $76,846
Gross Unrealized Depreciation (1,158,082)
Net Unrealized Depreciation $(1,081,236)
ADR - American Depositary Receipt
(a) Indicates an illiquid and fair valued security.
(b) Represents investment in a non-unitized venture capital fund. Accordingly, share quantity is not applicable.
The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Exchange Traded Funds		48.14%
Crude Petroleum & Natural Gas		5.31%
Industrial Instruments for Measurement, Display, and Control		4.68%
Services-Miscellaneous Amusement & Recreation		4.09%
Hotels & Motels		3.73%
Venture Capital Fund		2.56%
Semiconductors & Related Devices		2.26%
Services-Prepackaged Software		2.21%
Concrete Gypsum Plaster Products		2.20%
Miscellaneous Fabricated Metal Products		2.09%
Cement, Hydraulic		2.08%
Fabricated Structural Metal Products		2.06%
Services-Computer Programming, Data Processing, Etc.		2.04%
Air Transportation, Scheduled		1.90%
Natural Gas Transmission		1.86%
Railroad Equipment		1.85%
Wholesale-Petroleum Bulk Stations & Terminals		1.80%
Services-Help Supply Services		1.77%
Metal Mining		1.59%
Radio & TV Broadcasting & Communications Equipment		1.48%
Services-Business Services, Nec		1.41%
Life Insurance		0.87%
Food & Kindred Products		0.77%
Chemicals & Allied Products		0.65%
Papers & Allied Products		0.60%
	Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2018 and are subject to change.

	AmericaFirst Seasonal Rotation Fund

	Schedule of Investments
	December 31, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 103.01%

Ball & Roller Bearings - 4.51%
7,106	Timken Co.	$ 265,196

Engines & Turbines - 4.62%
2,030	Cummins, Inc.	271,289

Hospital & Medical Service Plan - 2.24%
693	Cigna Holding Co. *	131,607

Household Appliances - 4.59%
2,523	Whirlpool Corp.	269,633

Industrial Organic Chemicals - 4.38%
3,099	LyondellBasell Industries N.V.	257,713

Leather & Leather Products - 3.82%
6,661	Tapestry, Inc.	224,809

Machine Tools, Metal Cutting Types - 4.46%
7,874	Kennametal, Inc.	262,047

Nonferrous Foundries (Castings) - 4.61%
6,665	Matthews International Corp.	270,732

Operative Builders - 18.63%
7,654	D.R. Horton, Inc.	265,288
13,615	KB Home	260,046
11,324	Pultegroup, Inc.	294,311
8,361	Toll Brothers, Inc.	275,328
		1,094,973
Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 4.41%
2,878	Celanese Corp. Class A	258,934

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 8.39%
3,554	Eastman Chemical Co.	259,833
5,098	Trinseo S.A.	233,386
		493,219
Printed Circuit Boards - 3.75%
22,664	TTM Technologies, Inc. *	220,521

Semiconductors & Related Devices - 13.41%
5,957	Intel Corp.	279,562
13,568	Kulicke & Soffa Industries, Inc. (Singapore)	275,023
7,375	Micron Technology, Inc. *	234,009
		788,594
Services-Equipment Rental & Leasing, Nec - 3.76%
7,324	Air Lease Corp. Class A	221,258

Services-General Medical & Surgical Hospitals, Nec - 3.16%
10,845	Tenet Healthcare Corp. *	185,883

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 9.77%
75,354	AK Steel Holding Corp. *	169,547
10,612	United States Steel Corp.	193,563
7,036	Steel Dynamics, Inc.	211,361
		574,471
Water Transportation - 4.50%
6,247	Norwegian Cruise Line Holdings Ltd. *	264,810

TOTAL COMMON STOCK (Cost $7,023,382) - 103.01%		$ 6,055,689

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (Cost $7,023,382) ** - 103.01%		$ 6,055,689

LIABILITIES LESS OTHER ASSETS - (3.01)%		(176,958)

NET ASSETS - 100.00%		$ 5,878,731

* Represents non-income producing security during the period.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,023,382 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $13,032
Gross Unrealized Depreciation (980,725)
Net Unrealized Depreciation $(967,693)
The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Operative Builders		18.08%
Semiconductors & Related Devices		13.02%
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens)		9.49%
Plastics, Materials, Synth Resins & Nonvulcan Elastomers		8.15%
Engines & Turbines		4.48%
Nonferrous Foundries (Castings)		4.47%
Household Appliances		4.45%
Ball & Roller Bearings		4.38%
Water Transportation		4.37%
Machine Tools, Metal Cutting Types		4.33%
Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)		4.28%
Industrial Organic Chemicals		4.26%
Leather & Leather Products		3.71%
Services-Equipment Rental & Leasing, Nec		3.65%
Printed Circuit Boards		3.64%
Services-General Medical & Surgical Hospitals, Nec		3.07%
Hospital & Medical Service Plan		2.17%
	Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2018 and are subject to change.

	AmericaFirst Tactical Alpha Fund

	Schedule of Investments
	December 31, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 49.27%

Cement, Hydraulic - 1.91%
26,178	Cemex S.A.B. de C.V. ADR *	$ 126,178

Concrete Gypsum Plaster Products - 2.04%
3,158	USG Corp.	134,720

Crude Petroleum & Natural Gas - 4.94%
3,830	Eni SpA ADR	120,645
14,860	QEP Resources, Inc. *	83,662
2,329	Total S.A. ADR	121,527
		325,834
Electronic Computers - 1.20%
730	NICE Ltd. ADR *	78,993

Fabricated Structural Metal Products - 1.92%
1,121	Proto Labs, Inc. *	126,438

Heavy Construction Other Than Building Construction - Contractors - 1.64%
2,045	Hitachi Ltd. ADR	108,303

Hotels & Motels - 3.49%
7,660	Extended Stay America, Inc.	118,730
5,915	Penn National Gaming, Inc. *	111,380
		230,110
Industrial Instruments For Measurement, Display, And Control - 4.35%
2,375	Keysight Technnologies, Inc. *	147,440
1,149	Esterline Technologies Corp. *	139,546
		286,986
Life Insurance - 2.06%
2,870	Tokio Marine Holdings, Inc. ADR	136,095

Metal Mining - 1.47%
12,633	Cleveland-Cliffs, Inc. *	97,148

Miscellaneous Fabricated Metal Products - 1.93%
2,379	Barnes Group, Inc.	127,562

Pharmaceutical Preparations - 2.29%
1,945	Glaxosmithkline Plc. ADR	74,318
1,765	Sanofi S.A ADR *	76,619
		150,937
Radio & TV Broadcasting & Communications Equipment - 2.56%
5,517	CommScope Holding Company, Inc. *	90,424
8,850	Ericsson LM Telephone Co. Class B ADR *	78,499
		168,923
Railroad Equipment - 1.71%
1,609	Westinghouse Air Brake Technologies Corp.	113,032

Semiconductors & Related Devices - 2.12%
2,885	Integrated Device Technology, Inc. *	139,721

Services-Business Services, Nec - 1.32%
1,463	HealthEquity, Inc. *	87,268

Services-Computer Programming, Data Processing, Etc. - 3.76%
700	Red Hat, Inc. *	122,948
1,388	Wix.com Ltd. (Israel) *	125,392
		248,340
Services-Help Supply Services - 1.67%
1,180	Insperity, Inc.	110,165

Services-Miscellaneous Amusement & Recreation - 3.79%
5,112	SeaWorld Entertainment, Inc. *	112,924
2,472	Six Flags Entertainment Corp.	137,517
		250,441
Services-Prepackaged Software - 3.10%
2,321	Commvault Systems, Inc. *	137,148
1,825	Talend S.A. ADR *	67,671
		204,819

TOTAL COMMON STOCK (Cost $3,688,363) - 49.27%		$ 3,252,013

EXCHANGE TRADED FUNDS - 50.44%
26,268	Invesco DB US Dollar Bullish	668,521
1,129	IQ Merger Arbitrage ETF	35,801
3,300	iShares Russell 2000 ETF	441,870
22,495	ProShares Short MSCI EAFE	664,052
32,828	ProShares Short MSCI Emerging Markets	669,363
900	SPDR Dow Jones Industrial Average ETF Trust	209,880
24,005	VanEck Vectors Fallen Angel High Yield Bond ETF	640,213
TOTAL EXCHANGE TRADED FUNDS (Cost $3,338,149) - 50.44%		$ 3,329,700

LIMITED PARTNERSHIPS - 3.40%

Natural Gas Transmission - 1.72%
8,617	Energy Transfer L.P.	113,831

Wholesale-Petroleum Bulk Stations & Terminals - 1.68%
5,994	Genesis Energy L.P.	110,709

TOTAL LIMITED PARTNERSHIPS (Cost $267,847) - 3.40%		$ 224,540

VENTURE CAPITAL FUND - 1.86%
	Moneta Ventures Fund II L.P. * (a)(b)	122,863
TOTAL VENTURE CAPITAL FUND (Cost $135,758) - 1.86%		$ 122,863

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (Cost $7,430,117) ** - 104.97%		$ 6,929,116

LIABILITIES LESS OTHER ASSETS - (4.97)%		(327,907)

NET ASSETS - 100.00%		$ 6,601,209

* Represents non-income producing security during the period.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,430,117 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $112,388
Gross Unrealized Depreciation (613,389)
Net Unrealized Appreciation $501,001
ADR - American Depositary Receipt
(a) Indicates an illiquid and fair valued security.
(b) Represents investment in a non-unitized venture capital fund. Accordingly, share quantity is not applicable.
The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Exchange Traded Funds		48.05%
Crude Petroleum & Natural Gas		4.70%
Industrial Instruments For Measurement, Display, And Control		4.14%
Services-Miscellaneous Amusement & Recreation		3.62%
Services-Computer Programming, Data Processing, Etc.		3.58%
Hotels & Motels		3.32%
Services-Prepackaged Software		2.96%
Radio & TV Broadcasting & Communications Equipment		2.44%
Pharmaceutical Preparations		2.18%
Semiconductors & Related Devices		2.02%
Life Insurance		1.96%
Concrete Gypsum Plaster Products		1.95%
Miscellaneous Fabricated Metal Products		1.84%
Fabricated Structural Metal Products		1.83%
Cement, Hydraulic		1.82%
Venture Capital Fund		1.77%
Natural Gas Transmission		1.64%
Railroad Equipment		1.63%
Wholesale-Petroleum Bulk Stations & Terminals		1.60%
Services-Help Supply Services		1.59%
Heavy Construction Other Than Building Construction - Contractors		1.56%
Metal Mining		1.40%
Services-Business Services, Nec		1.26%
Electronic Computers		1.14%
	Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2018 and are subject to change.

	AmericaFirst Income Fund

	Schedule of Investments
	December 31, 2018 (Unaudited)

Shares/Par		Value

COMMON STOCK - 24.34%

Electric Services - 3.80%
6,441	Dominion Energy, Inc.	$ 460,274

Investment Advice - 3.14%
17,175	Artisan Partners Asset Management, Inc. Class A	379,739

Investment Companies - 3.41%
22,800	TPG Specialty Lending, Inc.	412,452

Manifold Business Forms - 3.71%
23,316	Ennis, Inc.	448,833

Retail-Women's Clothing Stores - 2.96%
13,960	L Brands, Inc.	358,353

Security Brokers, Dealers & Flotation Companies - 3.51%
23,508	Waddell & Reed Financial, Inc.	425,025

Telephone Communications (No Radio Telephone) - 3.81%
11,671	BCE, Inc. (Canada)	461,355

TOTAL COMMON STOCK (Cost $3,239,802) - 24.34%		$ 2,946,031

CORPORATE BONDS - 37.29%

Crude Petroleum & Natural Gas - 3.89%
500,000	Petrobras International Finance Co., 6.750%, 1/27/2041 (Cayman Islands)	471,250

Drawing and Insulating Nonferrous Wire - 3.31%
450,000	International Wire Group, Inc., 10.750%, 8/1/2021	400,500

Drilling Oil & Gas Wells - 5.65%
500,000	Weatherford International Ltd. 9.875%, 2/15/2024	305,000
500,000	Noble Holding International Ltd. 8.681%, 1/15/2024	378,750
		683,750
Electric & Other Services Combined - 0.84%
97,975	RGS AEGCO Funding Corp. 9.810%, 12/7/2021	101,363

Life Insurance - 4.08%
500,000	Genworth Financial, Inc. 7.625, 9/24/2021	493,750

Petroleum Refining - 2.95%
500,000	YPF Sociedad Anonima, 7.000%, 12/15/2047 (Argentina)	357,500

Retail-Grocery Stores - 3.51%
500,000	Albertsons, Inc., 7.750%, 6/15/2026	425,000

Retail-Women's Clothing Stores - 3.24%
500,000	L Brands, Inc., 7.600%, 7/15/2037	392,500

Telephone Communications (No Radio Telephone) - 6.69%
500,000	Frontier Communications Corp., 9.250%, 7/1/2021	357,890
500,000	Embarq Corp., 7.995%, 6/1/2036	452,500
		810,390
Wholesale-Farm Product Raw Materials - 3.13%
500,000	Alliance One International, Inc., 9.875%, 7/15/2021	378,750

TOTAL CORPORATE BONDS (Cost $5,166,253) - 37.29%		$ 4,514,753

FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS - 7.35%

Foreign Government Bonds - 7.35%
500,000	Argentina Rep 7.125%, 7/06/2036 (Argentina)	358,125
10,000	Indonesia Rep 9.30%, 7/01/2020 (Indonesia)	10,502
500,000	Republic of Turkey 8.00%, 2/14/2034 (Turkey)	520,815
		889,442

TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS (Cost $937,143) - 7.35%		$ 889,442

LIMITED PARTNERSHIPS - 18.49%

Bituminous Coal & Lignite Surface Mining - 3.42%
23,849	Alliance Resource Partners L.P.	413,542

Natural Gas Transmission - 7.51%
17,197	Enterprise Products Partners L.P.	422,874
15,123	TC PipeLines L.P.	485,751
		908,625
Pipe Lines (No Natural Gas) - 4.07%
12,144	TransMontaigne Partners L.P.	492,803

Services-Miscellaneous Amusement & Recreation - 3.49%
8,937	Cedar Fair L.P.	422,720

TOTAL LIMITED PARTNERSHIPS (Cost $2,313,164) - 18.49%		$ 2,237,690

REAL ESTATE INVESTMENT TRUSTS - 10.45%
13,909	Gaming & Leisure Properties, Inc.	449,400
15,747	Park Hotels & Resorts, Inc.	409,107
16,408	Weingarten Realty Investors	407,082
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,363,517) - 10.45%		$ 1,265,589

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (Cost $13,019,879) *** - 97.92%		$ 11,853,505

OTHER ASSETS LESS LIABILITIES - 2.08%		251,603

NET ASSETS - 100.00%		$ 12,105,108

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2018.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,019,879 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $109,170
Gross Unrealized Depreciation (1,275,544)
Net Unrealized Appreciation $(1,166,374)
The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Real Estate Investment Trusts		10.68%
Natural Gas Transmission		7.66%
Foreign Government Bonds		7.50%
Telephone Communications (No Radio Telephone)		6.84%
Retail-Women's Clothing Stores		6.33%
Drilling Oil & Gas Wells		5.77%
Life Insurance		4.16%
Pipe Lines (No Natural Gas)		4.16%
Crude Petroleum & Natural Gas		3.98%
Telephone Communications (No Radio Telephone)		3.89%
Electric Services		3.88%
Manifold Business Forms		3.79%
Security Brokers, Dealers & Flotation Companies		3.59%
Retail-Grocery Stores		3.58%
Services-Miscellaneous Amusement & Recreation		3.57%
Bituminous Coal & Lignite Surface Mining		3.49%
Investment Companies		3.48%
Drawing and Insulating Nonferrous Wire		3.38%
Investment Advice		3.20%
Wholesale-Farm Product Raw Materials		3.19%
Petroleum Refining		3.02%
Electric & Other Services Combined		0.86%
	Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2018 and are subject to change.

AmericaFirst Quantitative Funds

Statements of Assets and Liabilities
December 31, 2018 (Unaudited)

	Defensive Growth Fund	Large Cap Share Buyback Fund	Quantitative Strategies Fund	Seasonal Rotation Fund	Tactical Alpha Fund	Income Fund
Assets:
Investments in Securities, at Value (Cost $9,713,749; $7,771,099; $8,271,338; $7,023,382;	$ 8,763,403	$ 6,912,155	$ 7,190,102	$ 6,055,689	$ 6,929,116	$ 11,853,505
$7,430,117; and $13,019,879, respectively)
Receivables:
Deposit with Brokers for Securities Sold Short	563,530	-	-	-	-	-
Dividends & Interest	2,789	2,653	21,164	9,597	19,600	214,276
Shareholder Subscriptions	-	77,735	-	-	-	500
Due from Adviser	2,644	829	5,749	5,337	2,210	9,516
Securities Sold	670,576	-	-	-	176,440	319,838
Prepaid Expenses	16,821	7,259	9,999	11,154	11,004	18,856
Total Assets	10,019,763	7,000,631	7,227,014	6,081,777	7,138,370	12,416,491
Liabilities:
Securities Sold Short (Proceeds $1,962,004;$0;$0;$0;$0, and $0, respectively)	1,723,643	-	-	-	-	-
Payables:
Shareholder Redemptions	15,807	-	-	-	40,641	45,354
Due to Custodian	-	-	40,578	170,243	464,198	229,935
Administration Fees	3,515	1,525	4,537	4,260	2,230	3,091
Distribution (12b-1) Fees	5,852	481	10,152	3,385	6,140	7,289
Trustee Fees	1,628	57	1,113	856	639	641
Servicing Fees	389	343	570	385	91	150
Dividend Expense	3,184	-	-	-	-	-
Accrued Expenses	25,220	12,307	24,017	23,917	23,222	24,923
Total Liabilities	1,779,238	14,713	80,967	203,046	537,161	311,383
Net Assets	$ 8,240,525	$ 6,985,918	$ 7,146,047	$ 5,878,731	$ 6,601,209	$ 12,105,108

Net Assets Consist of:
Paid In Capital	$ 18,956,275	$ 7,844,203	$ 15,383,119	$ 7,515,182	$ 11,918,438	$ 22,715,718
Distributable Earnings	(10,715,750)	(858,285)	(8,237,072)	(1,636,451)	(5,317,229)	(10,610,610)
Net Assets	$ 8,240,525	$ 6,985,918	$ 7,146,047	$ 5,878,731	$ 6,601,209	$ 12,105,108

Class A Shares
Net Assets	$ 3,741,654	$ 3,324,491	$ 2,883,164	$ 1,585,731	$ 2,996,513	$ 5,994,058
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	433,178	331,338	512,147	172,448	251,621	992,447
Net asset value per share	$ 8.64	$ 10.03	$ 5.63	$ 9.20	$ 11.91	$ 6.04
Minimum Redemption price per share (a)	$ 9.49	$ 9.93	$ 5.57	$ 9.10	$ 13.37	$ 5.98
Short-term Redemption Price Per Share (d)	$ 9.49	$ 9.93	$ 5.57	$ 9.10	$ 13.37	$ 5.98
Maximum offering price per share (b)	$ 9.09	$ 10.56	$ 5.86	$ 9.68	$ 12.54	$ 6.29

Class I Shares
Net Assets	$ 2,649,984	$ 2,890,404	$ 192,572	$ 3,320,906	$ 1,441,464	$ 3,427,711
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	289,157	283,670	34,760	353,953	113,652	551,671
Net asset value and offering price per share	$ 9.16	$ 10.19	$ 5.54	$ 9.38	$ 12.68	$ 6.21
Minimum Redemption price per share (a)	$ 9.07	$ 10.09	$ 5.48	$ 9.29	$ 12.56	$ 6.15

Class U Shares
Net Assets	$ 1,848,887	$ 771,023		$ 972,094	$ 2,163,232	$ 2,683,339
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	223,852	77,548		108,401	189,418	441,767
Net asset value per share	$ 8.26	$ 9.94		$ 8.97	$ 11.42	$ 6.07
Minimum Redemption price per share (a)	$ 9.10	$ 9.84		$ 8.88	$ 11.31	$ 6.01
Short-term Redemption Price Per Share (d)	$ 9.10	$ 9.84		$ 8.88	$ 11.31	$ 6.01
Maximum offering price per share (c)	$ 9.43	$ 10.20		$ 9.20	$ 13.31	$ 6.20

Class C Shares
Net Assets			$ 4,070,311
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)			721,297
Net asset value per share			$ 5.64
Minimum Redemption price per share (a)			$ 5.59
Maximum offering price per share (e)			$ 5.70

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.
(b) Maximum offering price includes a maximum front-end sales load of 5.00%; 5.00%; 4.00%; 5.00%; 5.00%; and 4.00%, respectively.
(c) Maximum offering price includes a maximum front-end sales load of 2.50%; 2.50%; 2.50%; 2.50%; and 2.00%, respectively.
(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).
(e) Maximum offering price includes a maximum front-end sales load of 1.00%.
The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds

Statements of Operations
For the Six Months Ended December 31, 2018 (Unaudited)

Investment Income:	Defensive Growth Fund	Large Cap Share Buyback Fund	Quantitative Strategies Fund	Seasonal Rotation Fund	Tactical Alpha Fund	Income Fund
Dividend Income (foreign tax witholding: $33; $0; $1,767; $0; $2,243; and $1,920, respectively)	$ 83,783	$ 47,525	$ 109,857	$ 27,250	$ 73,720	$ 259,393
Interest Income	2,924	3,342	227	106,778	4,446	246,159
Total Investment Income	86,707	50,867	110,084	134,028	78,166	505,552

Expenses:
Advisory Fees	81,763	41,781	43,318	48,117	47,043	84,539
Distribution (12b-1) Fees:
Class A	6,305	3,704	4,666	2,531	4,427	8,203
Class U	11,502	2,384	-	6,529	12,648	14,802
Class C	-	-	23,489	-	-	-
Transfer Agent & Administration Fees	19,610	13,522	18,658	16,848	14,504	19,158
Shareholder Service Fees	1,427	262	1,362	1,808	839	4,101
Chief Compliance Officer Fees	3,032	3,032	3,031	3,031	3,033	3,032
Registration Fees	10,585	9,038	12,958	8,743	10,052	11,019
Audit Fees	6,805	5,798	6,806	6,806	6,806	6,805
Legal Fees	10,356	6,351	8,230	7,314	7,151	12,849
Insurance Fees	5,996	1,512	4,034	1,012	896	1,512
Miscellaneous Fees	2,728	2,289	3,117	2,843	2,660	4,223
Custodial Fees	4,495	2,988	3,026	2,521	2,521	2,598
Trustees Fees	2,524	791	1,840	1,479	1,260	1,862
Printing and Mailing	3,180	1,863	2,645	2,225	2,403	5,540
Interest Expense	42,690	-	-	-	-	-
Dividend Expense on Securities Sold Short	15,160	-	-	-	-	-
Total Expenses	228,158	95,315	137,180	111,807	116,243	180,243
Fees Waived and Expenses Reimbursed by the Adviser	(29,726)	(29,688)	(30,236)	(27,667)	(17,479)	(27,218)
Net Expenses	198,432	65,627	106,944	84,140	98,764	153,025

Net Investment Income/(Loss)	(111,725)	(14,760)	3,140	49,888	(20,598)	352,527

Net Realized Gain/(Loss) on:
Investments in Securities & Foreign Currency Transactions	758,024	192,051	(138,836)	(407,861)	(69,463)	(690,975)
Securities Sold Short	(513,434)	-	-	-	-	-
Net Realized Gain/(Loss)	244,590	192,051	(138,836)	(407,861)	(69,463)	(690,975)

Net Change in Unrealized Depreciation on:
Investments in Securities & Foreign Currency Translations	(477,952)	(909,238)	(608,842)	(1,121,700)	(849,786)	(1,196,538)
Securities Sold Short	(484,349)	-	-	-	-	-
Net Change in Unrealized Depreciation	(962,301)	(909,238)	(608,842)	(1,121,700)	(849,786)	(1,196,538)

Net Realized and Unrealized Loss	(717,711)	(717,187)	(747,678)	(1,529,561)	(919,249)	(1,887,513)

Net Decrease in Net Assets Resulting from Operations	$ (829,436)	$ (731,947)	$ (744,538)	$ (1,479,673)	$ (939,847)	$(1,534,986)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months Ended	Year Ended
	12/31/2018	6/30/2018
Decrease in Net Assets Resulting From Operations:
Net Investment Loss	$ (111,725)	$ (322,607)
Net Realized Gain (Loss) on Investments in Securities, Foreign Currency Transactions, and Securities Sold Short	244,590	(755,743)
Net Change in Unrealized Depreciation on Investments in Securities, Foreign Currency Translations, and Securities Sold Short	(962,301)	(635,118)
Net Decrease in Net Assets Resulting from Operations	(829,436)	(1,713,468)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	187,408	431,209
Class I	144,346	443,236
Class U	2,925	7,050
Reinvestment of Distributions:
Class A	-	-
Class I	-	-
Class U	-	-
Cost of Shares Redeemed:
Class A	(1,263,584)	(7,003,622)
Class I	(1,325,601)	(9,936,246)
Class U	(604,293)	(2,893,536)
Redemption Fees	52	1,626
Net Decrease in Net Assets from Capital Share Transactions	(2,858,747)	(18,950,283)

Net Decrease in Net Assets	(3,688,183)	(20,663,751)

Net Assets:
Beginning of Period	11,928,708	32,592,459
End of Period
	$ 8,240,525	$ 11,928,708

Share Activity
Class A:
Shares Sold	18,798	43,265
Shares Reinvested	-	-
Shares Redeemed	(129,584)	(686,767)
Net Decrease in Shares of Beneficial Interest Outstanding	(110,786)	(643,502)

Class I:
Shares Sold	13,584	40,852
Shares Reinvested	-	-
Shares Redeemed	(126,155)	(936,522)
Net Decrease in Shares of Beneficial Interest Outstanding	(112,571)	(895,670)

Class U:
Shares Sold	305	724
Shares Reinvested	-	-
Shares Redeemed	(63,126)	(295,208)
Net Decrease in Shares of Beneficial Interest Outstanding	(62,821)	(294,484)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Large Cap Share Buyback Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months Ended	Year Ended
	12/31/2018	6/30/2018
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (14,760)	$ (21,534)
Net Realized Gain on Investments in Securities	192,051	259,512
Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(909,238)	4,947
Net Increase (Decrease) in Net Assets Resulting from Operations	(731,947)	242,925

Distributions to Shareholders from:
Distributions	(377,550)	(18,160)
Total Distributions Paid to Shareholders	(377,550)	(18,160)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	1,629,284	876,308
Class I	1,995,634	1,946,153
Class U	598,787	316,366
Reinvestment of Distributions:
Class A	123,572	14,249
Class I	172,626	2,437
Class U	27,567	36
Cost of Shares Redeemed:
Class A	(75,981)	(485,765)
Class I	(854,571)	(189,760)
Class U	(144,101)	(100)
Redemption Fees	327	542
Net Increase in Net Assets from Capital Share Transactions	3,473,144	2,480,466

Net Increase in Net Assets	2,363,647	2,705,231

Net Assets:
Beginning of Period	4,622,271	1,917,040
End of Period
	$ 6,985,918	$ 4,622,271

Share Activity
Class A:
Shares Sold	140,236	79,691
Shares Reinvested	11,614	1,273
Shares Redeemed	(6,515)	(42,777)
Net Increase in Shares of Beneficial Interest Outstanding	145,335	38,187

Class I:
Shares Sold	165,857	166,461
Shares Reinvested	16,008	216
Shares Redeemed	(81,165)	(16,696)
Net Increase in Shares of Beneficial Interest Outstanding	100,700	149,981

Class U:
Shares Sold	54,203	27,602
Shares Reinvested	2,613	36
Shares Redeemed	(12,149)	(100)
Net Increase in Shares of Beneficial Interest Outstanding	44,667	27,538

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months Ended	Year Ended
	12/31/2018	6/30/2018
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Income (Loss)	$ 3,140	$ (20,695)
Net Realized Gain (Loss) on Investments in Securities, Foreign Currency Transactions, and Securities Sold Short	(138,836)	1,249,273
Net Change in Unrealized Appreciation/(Depreciation) on Investments in Securities, Foreign Currency Translations, and Securities Sold Short	(608,842)	(250,236)
Net Increase (Decrease) in Net Assets Resulting from Operations	(744,538)	978,342

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	21,513	69,619
Class I	-	121,581
Class C	33,636	9,123
Reinvestment of Distributions:
Class A	-	-
Class I	-	-
Class C	-	-
Cost of Shares Redeemed:
Class A	(799,781)	(2,529,882)
Class I	(25,285)	(23,699)
Class C	(377,027)	(2,782,050)
Redemption Fees	-	6
Net Decrease in Net Assets from Capital Share Transactions	(1,146,944)	(5,135,302)

Net Decrease in Net Assets	(1,891,482)	(4,156,960)

Net Assets:
Beginning of Period	9,037,529	13,194,489
End of Period
	$ 7,146,047	$ 9,037,529

Share Activity
Class A:
Shares Sold	3,432	11,172
Shares Reinvested	-	-
Shares Redeemed	(132,578)	(425,714)
Net Decrease in Shares of Beneficial Interest Outstanding	(129,146)	(414,542)

Class I:
Shares Sold	-	21,611
Shares Reinvested	-	-
Shares Redeemed	(4,418)	(3,947)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(4,418)	17,664

Class C:
Shares Sold	5,246	1,533
Shares Reinvested	-	-
Shares Redeemed	(60,168)	(467,491)
Net Decrease in Shares of Beneficial Interest Outstanding	(54,922)	(465,958)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Rotation Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months Ended	Year Ended
	12/31/2018	6/30/2018
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Income	$ 49,888	$ 8,599
Net Realized Loss on Investments in Securities	(407,861)	(233,027)
Net Change in Unrealized Appreciation/(Depreciation) on Investments in Securities	(1,121,700)	147,753
Net Decrease in Net Assets Resulting from Operations	(1,479,673)	(76,675)

Distributions to Shareholders from:
Distributions	(49,869)	(42,913)
Total Distributions Paid to Shareholders	(49,869)	(42,913)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	67,769	266,613
Class I	304,509	964,712
Class U	-	182,811
Reinvestment of Distributions:
Class A	12,435	10,409
Class I	13,071	10,721
Class U	10,080	10,941
Cost of Shares Redeemed:
Class A	(260,101)	(744,839)
Class I	(692,612)	(592,875)
Class U	(265,135)	(1,388,230)
Redemption Fees	484	345
Net Decrease in Net Assets from Capital Share Transactions	(809,500)	(1,279,392)

Net Decrease in Net Assets	(2,339,042)	(1,398,980)

Net Assets:
Beginning of Period	8,217,773	9,616,753
End of Period
	$ 5,878,731	$ 8,217,773

Share Activity
Class A:
Shares Sold	6,281	22,849
Shares Reinvested	1,255	858
Shares Redeemed	(24,684)	(64,640)
Net Decrease in Shares of Beneficial Interest Outstanding	(17,148)	(40,933)

Class I:
Shares Sold	27,325	81,952
Shares Reinvested	1,299	875
Shares Redeemed	(68,189)	(50,504)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(39,565)	32,323

Class U:
Shares Sold	-	15,797
Shares Reinvested	1,042	919
Shares Redeemed	(25,035)	(123,080)
Net Decrease in Shares of Beneficial Interest Outstanding	(23,993)	(106,364)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Tactical Alpha Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months Ended	Year Ended
	12/31/2018	6/30/2018
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (20,598)	$ (61,484)
Net Realized Gain (Loss) on Investments in Securities, Foreign Currency Transactions, and Securities Sold Short	(69,463)	481,145
Net Change in Unrealized Appreciation/(Depreciation) on Investments in Securities, Foreign Currency Translations, and Securities Sold Short	(849,786)	211,608
Net Increase (Decrease) in Net Assets Resulting from Operations	(939,847)	631,269

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	222,946	479,082
Class I	1,540,946	645,863
Class U	891	179,142
Cost of Shares Redeemed:
Class A	(407,834)	(1,380,846)
Class I	(893,147)	(83,173)
Class U	(198,816)	(1,088,809)
Redemption Fees	1,392	18
Net Increase (Decrease) in Net Assets from Capital Share Transactions	266,378	(1,248,723)

Net Decrease in Net Assets	(673,469)	(617,454)

Net Assets:
Beginning of Period	7,274,678	7,892,132
End of Period
	$ 6,601,209	$ 7,274,678

Share Activity
Class A:
Shares Sold	16,549	36,855
Shares Reinvested	-	-
Shares Redeemed	(32,261)	(108,919)
Net Decrease in Shares of Beneficial Interest Outstanding	(15,712)	(72,064)

Class I:
Shares Sold	110,639	47,021
Shares Reinvested	-	-
Shares Redeemed	(66,961)	(6,294)
Net Increase in Shares of Beneficial Interest Outstanding	43,678	40,727

Class U:
Shares Sold	71	14,470
Shares Reinvested	-	-
Shares Redeemed	(16,104)	(88,711)
Net Decrease in Shares of Beneficial Interest Outstanding	(16,033)	(74,241)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months Ended	Year Ended
	12/31/2018	6/30/2018
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Income	$ 352,527	$ 465,819
Net Realized Loss on Investments in Securities, Foreign Currency Transactions, and Securities Sold Short	(690,975)	(173,549)
Net Change in Unrealized Depreciation on Investments in Securities, Foreign Currency Translations, and Securities Sold Short	(1,196,538)	(262,014)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,534,986)	30,256

Distributions to Shareholders from:
Distributions	(432,583)	(797,133)
Total Distributions Paid to Shareholders	(432,583)	(797,133)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	1,581,655	2,215,430
Class I	1,914,955	1,830,193
Class U	447,850	537,705
Reinvestment of Distributions:
Class A	161,769	302,275
Class I	118,448	154,538
Class U	68,857	135,928
Cost of Shares Redeemed:
Class A	(1,167,950)	(2,692,933)
Class I	(1,422,299)	(1,611,199)
Class U	(393,888)	(1,856,372)
Redemption Fees	412	250
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,309,809	(984,185)

Net Decrease in Net Assets	(657,760)	(1,751,062)

Net Assets:
Beginning of Period	12,762,868	14,513,930
End of Period
	$ 12,105,108	$ 12,762,868

Share Activity
Class A:
Shares Sold	232,986	307,809
Shares Reinvested	24,362	42,363
Shares Redeemed	(178,062)	(376,678)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	79,286	(26,506)

Class I:
Shares Sold	267,115	250,270
Shares Reinvested	17,325	21,174
Shares Redeemed	(204,465)	(223,920)
Net Increase in Shares of Beneficial Interest Outstanding	79,975	47,524

Class U:
Shares Sold	64,973	74,975
Shares Reinvested	10,317	18,945
Shares Redeemed	(57,528)	(255,953)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	17,762	(162,033)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2018		6/30/2018	6/30/2017		6/30/2016		6/30/2015	6/30/2014

Net Asset Value, at Beginning of Period	$ 9.59		$ 10.47	$ 11.30		$ 11.99		$ 12.53	$ 11.58

From Investment Operations:
Net Investment Loss *	(0.11)		(0.17)	(0.12)		(0.11)		(0.12)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	(0.85)		(0.71)	(0.70)		(0.50)		0.97	1.96
Total from Investment Operations	(0.96)		(0.88)	(0.82)		(0.61)		0.85	1.82

Distributions from:
Net Realized Gain	-		-	(0.01)		(0.08)		(1.39)	(0.87)
Total Distributions	-		-	(0.01)		(0.08)		(1.39)	(0.87)

Paid in Capital From Redemption Fees (c)	-		-	-		-		-	-

Net Asset Value, at End of Period	$ 8.64		$ 9.59	$ 10.47		$ 11.30		$ 11.99	$ 12.53

Total Return (a)	(9.91)%	(f)	(8.40)%	(7.26)%	***	(5.12)%	***	7.23%	16.22%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,742		$ 5,216	$ 12,430		$ 31,273		$ 21,040	$ 13,826
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	4.11%	(e)	3.12%	3.02%	**	3.11%	**	3.18%	3.59%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(2.52)%	(e)	(1.75)%	(1.18)%	**	(1.00)%	**	(1.04)%	(1.41)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.71%	(e)	3.02%	3.02%	**	3.07%	**	3.13%	3.33%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(2.11)%	(e)	(1.66)%	(1.18)%	**	(0.96)%	**	(0.99)%	(1.15)%
Portfolio Turnover	201.49%	(f)	1020.14%	341.27%		118.13%		254.20%	586.64%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 1.06%, 0.44%, 0.36%, 0.58%, 0.68%, and 0.89%, respectively.
(e) Annualized.
(f) Not annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.28% for the year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.99)% and (5.03)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2018		6/30/2018	6/30/2017		6/30/2016		6/30/2015	6/30/2014

Net Asset Value, at Beginning of Period	$ 10.15		$ 11.02	$ 11.86		$ 12.45		$ 12.82	$ 11.71

From Investment Operations:
Net Investment Income (Loss) *	(0.09)		(0.12)	(0.10)		(0.01)		0.02	-
Net Realized and Unrealized Gain (Loss) on Investments	(0.90)		(0.75)	(0.73)		(0.50)		1.00	1.98
Total from Investment Operations	(0.99)		(0.87)	(0.83)		(0.51)		1.02	1.98

Distributions from:
Net Realized Gain	-		-	(0.01)		(0.08)		(1.39)	(0.87)
Total Distributions	-		-	(0.01)		(0.08)		(1.39)	(0.87)

Paid in Capital From Redemption Fees (c)	-		-	-		-		-	-

Net Asset Value, at End of Period	$ 9.16		$ 10.15	$ 11.02		$ 11.86		$ 12.45	$ 12.82

Total Return (a)	(9.75)%	(f)	(7.89)%	(7.00)%	***	(4.12)%	***	8.45%	17.46%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,650		$ 4,077	$ 14,302		$ 44,161		$ 33,660	$ 14,160
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.87%	(e)	2.88%	2.74%	**	2.62%	**	2.67%	3.09%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(2.28)%	(e)	(1.51)%	(0.97)%	**	(0.56)%	**	(0.47)%	(0.87)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.20%	(e)	2.53%	2.66%	**	2.13%	**	2.07%	2.01%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)	(1.60)%	(e)	(1.16)%	(0.89)%	**	(0.07)%	**	0.13%	0.00%
Portfolio Turnover	201.49%	(f)	1020.14%	341.27%		118.13%		254.20%	586.64%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 1.06%, 0.44%, 0.37%, 0.58%, 0.68%, and 0.89%, respectively.
(e) Annualized.
(f) Not annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.28% year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.74)% and (4.03)%., respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2018		6/30/2018	6/30/2017		6/30/2016		6/30/2015	6/30/2014

Net Asset Value, at Beginning of Period	$ 9.19		$ 10.09	$ 10.96		$ 11.69		$ 12.31	$ 11.44

From Investment Operations:
Net Investment Loss *	(0.13)		(0.21)	(0.19)		(0.17)		(0.18)	(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	(0.80)		(0.69)	(0.67)		(0.48)		0.95	1.93
Total from Investment Operations	(0.93)		(0.90)	(0.86)		(0.65)		0.77	1.74

Distributions from:
Net Realized Gain	-		-	(0.01)		(0.08)		(1.39)	(0.87)
Total Distributions	-		-	(0.01)		(0.08)		(1.39)	(0.87)

Paid in Capital From Redemption Fees (c)	-		-	-		-		-	-

Net Asset Value, at End of Period	$ 8.26		$ 9.19	$ 10.09		$ 10.96		$ 11.69	$ 12.31

Total Return (a)	(10.12)%	(f)	(8.92)%	(7.85)%	***	(5.59)%	***	6.68%	15.70%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,849		$ 2,636	$ 5,861		$ 17,238		$ 13,687	$ 9,052
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	4.87%	(e)	3.87%	3.75%	**	3.63%	**	3.67%	4.09%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(3.28)%	(e)	(2.50)%	(1.96)%	**	(1.56)%	**	(1.56)%	(1.89)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	4.21%	(e)	3.53%	3.67%	**	3.57%	**	3.62%	3.83%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(2.62)%	(e)	(2.16)%	(1.88)%	**	(1.51)%	**	(1.51)%	(1.63)%
Portfolio Turnover	201.49%	(f)	1020.14%	341.27%		118.13%		254.20%	586.64%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 1.06%, 0.44%, 0.35%, 0.58%, 0.68%, and 0.89%, respectively.
(e) Annualized.
(f) Not annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.28% for the year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (7.57)% and (5.50)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Large Cap Share Buyback Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout the period or year presented.

	(Unaudited)
	Six Months Ended		Year Ended		Period Ended	(d)
	12/31/2018		6/30/2018		6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 11.44		$ 10.29		$ 10.00

From Investment Operations:
Net Investment Loss *	(0.04)		(0.11)		(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	(0.81)		1.34		0.48
Total from Investment Operations	(0.85)		1.23		0.29

Distributions from:
Net Realized Gain	(0.56)		(0.08)		-
Total Distributions	(0.56)		(0.08)		-

Paid in Capital From Redemption Fees	-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period/Year	$ 10.03		$ 11.44		$ 10.29

Total Return (a)	(7.72)%	***	11.94%		2.90%	*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 3,324		$ 2,129		$ 1,521
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.91%	**	4.26%		12.14%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(1.39)%	**	(2.94)%		(10.70)%	** (e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.12%	**	2.35%		5.92%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(0.60)%	**	(1.02)%		(4.49)%	** (e)
Portfolio Turnover	59.43%	***	216.65%		46.12%	***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.
(e) The ratios include 4.70% annualized for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).
(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.
Excluding these expenses, total return would have been 4.73%.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** Annualized.
*** Not Annualized.
The accompanying notes are an integral part of these financial statements.

AmericaFirst Large Cap Share Buyback Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout the period or year presented.

	(Unaudited)
	Six Months Ended		Year Ended		Period Ended	(d)
	12/31/2018		6/30/2018		6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 11.59		$ 10.33		$ 10.00

From Investment Operations:
Net Investment Loss *	(0.01)	(c)	(0.01)		(0.20)
Net Realized and Unrealized Gain (Loss) on Investments	(0.83)		1.35		0.53
Total from Investment Operations	(0.84)		1.34		0.33

Distributions from:
Net Realized Gain	(0.56)		(0.08)		-
Total Distributions	(0.56)		(0.08)		-

Paid in Capital From Redemption Fees	-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period/Year	$ 10.19		$ 11.59		$ 10.33

Total Return (a)	(7.53)%	***	12.97%		3.30%	*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 2,890		$ 2,120		$ 341
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.67%	**	3.58%		15.47%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(1.15)%	**	(2.29)%		(13.91)%	** (e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	1.69%	**	1.34%		6.44%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(0.17)%	**	(0.07)%		(4.89)%	** (e)
Portfolio Turnover	59.43%	***	216.65%		46.12%	***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.
(e) The ratios include 4.70% annualized for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).
(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.
Excluding these expenses, total return would have been 5.66%.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** Annualized.
*** Not Annualized.
The accompanying notes are an integral part of these financial statements.

AmericaFirst Large Cap Share Buyback Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout the period or year presented.

	(Unaudited)
	Six Months Ended		Year Ended	Period Ended	(d)
	12/31/2018		6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 11.36		$ 10.28	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.08)		(0.17)	(0.26)
Net Realized and Unrealized Gain (Loss) on Investments	(0.78)		1.33	0.54
Total from Investment Operations	(0.86)		1.16	0.28

Distributions from:
Net Realized Gain	(0.56)		(0.08)	-
Total Distributions	(0.56)		(0.08)	-

Paid in Capital From Redemption Fees (c)	-		-	-

Net Asset Value, at End of Period/Year	$ 9.94		$ 11.36	$ 10.28

Total Return (a)	(7.86)%	***	11.27%	2.80%	*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 771		$ 374	$ 55
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	3.66%	**	4.51%	16.00%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(2.15)%	**	(3.26)%	(14.52)%	** (e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.81%	**	2.80%	7.84%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(1.30)%	**	(1.55)%	(6.36)%	** (e)
Portfolio Turnover	59.43%	***	216.65%	46.12%	***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.
(e) The ratios include 4.70% annualized for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).
(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.
Excluding these expenses, total return would have been 5.23%.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** Annualized.
*** Not Annualized.
The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2018		6/30/2018		6/30/2017		6/30/2016		6/30/2015	6/30/2014

Net Asset Value, at Beginning of Period	$ 6.19		$ 5.66		$ 5.37		$ 5.98		$ 6.97	$ 6.29

From Investment Operations:
Net Investment Income *	0.01		0.00	(c)	0.02		0.07		0.11	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(0.57)		0.53		0.44		(0.58)		(0.53)	1.10
Total from Investment Operations	(0.56)		0.53		0.46		(0.51)		(0.42)	1.24

Distributions from:
Net Investment Income	-		-		(0.17)		(0.10)		(0.11)	(0.11)
Net Realized Gain	-		-		-		-		(0.46)	(0.45)
Total Distributions	-		-		(0.17)		(0.10)		(0.57)	(0.56)

Paid in Capital From Redemption Fees (c)	-		-		-		-		-	-

Net Asset Value, at End of Period	$ 5.63		$ 6.19		$ 5.66		$ 5.37		$ 5.98	$ 6.97

Total Return (a)	(9.05)%	(f)	9.36%		8.64%	***	(8.64)%	***	(6.29)%	20.34%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,883		$ 3,972		$ 5,980		$ 12,288		$ 28,403	$ 40,419
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.77%	(e)	2.58%		2.79%	**	2.29%	**	1.66%	1.76%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)	(0.24)%	(e)	(0.58)%		(0.45)%	**	0.77%	**	1.59%	1.88%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.29%	(e)	1.96%		2.05%	**	1.93%	**	1.51%	1.50%
Ratio of Net Investment Income to Average Net Assets (b)(d)	0.24%	(e)	0.04%		0.30%	**	1.13%	**	1.74%	2.14%
Portfolio Turnover	152.09%	(f)	852.98%		340.20%		418.06%		349.12%	306.73%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.03%, 0.16%, 0.34%, 0.01%, and 0.00%, respectively.
(e) Annualized.
(f) Not Annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.36% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 9.02% and (8.57)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each year or period or year presented.

	(Unaudited)
	Six Months
	Ended		Years Ended						Period Ended	(f)
	12/31/2018		6/30/2018		6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Period/Year	$ 6.08		$ 5.57		$ 5.33		$ 5.97		$ 6.19

From Investment Operations:
Net Investment Income *	0.03		0.00	(c)	0.04		0.07		0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.57)		0.51		0.39		(0.59)		(0.18)
Total from Investment Operations	(0.54)		0.51		0.43		(0.52)		(0.15)

Distributions from:
Net Investment Income	-		-		(0.19)		(0.12)		(0.07)
Total Distributions	-		-		(0.19)		(0.12)		(0.07)

Paid in Capital From Redemption Fees	-		-	(c)	-	(c)	-		-

Net Asset Value, at End of Period/Year	$ 5.54		$ 6.08		$ 5.57		$ 5.33		$ 5.97

Total Return (a)	(8.88)%	(e)	9.16%		8.31%	***	(8.68)%	***	(2.37)%	(e)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 193		$ 238		$ 120		$ 41		$ 44
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(g)	2.52%	(d)	2.29%		2.89%	**	2.23%	**	1.37%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(g)	0.01%	(d)	(0.72)%		0.45%	**	1.20%	**	1.08%	(d)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(g)	1.69%	(d)	1.77%		2.65%	**	2.09%	**	1.37%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(g)	0.84%	(d)	(0.19)%		0.70%	**	1.34%	**	1.08%	(d)
Portfolio Turnover	152.09%	(e)	852.98%		340.20%		418.06%		349.12%	(e)

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Annualized.
(e) Not Annualized.
(f) The AmericaFirst Quantitative Strategies Fund Class I commenced operations on December 31, 2014.
(g) Ratio of interest and dividends on securities sold short included were 0.00%, 0.03%, 0.13%, 0.34%, and 0.01%, respectively.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.36% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 8.89% and (8.61)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund - Class C

Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2018		6/30/2018		6/30/2017		6/30/2016		6/30/2015		6/30/2014

Net Asset Value, at Beginning of Period	$ 6.22		$ 5.71		$ 5.35		$ 5.93		$ 6.93		$ 6.26

From Investment Operations:
Net Investment Income (Loss) *	-	(c)	(0.02)		(0.02)		0.03		0.06		0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.58)		0.53		0.44		(0.59)		(0.53)		1.11
Total from Investment Operations	(0.58)		0.51		0.42		(0.56)		(0.47)		1.20

Distributions from:
Net Investment Income	-		-		(0.06)		(0.02)		(0.07)		(0.08)
Net Realized Gain	-		-		-		-		(0.46)		(0.45)
Total Distributions	-		-		(0.06)		(0.02)		(0.53)		(0.53)

Paid in Capital From Redemption Fees	-		-	(c)	-	(c)	-		-	(c)	-	(c)

Net Asset Value, at End of Period	$ 5.64		$ 6.22		$ 5.71		$ 5.35		$ 5.93		$ 6.93

Total Return (a)	(9.32)%	(f)	8.93%		7.92%	***	(9.43)%	***	(6.99)%		19.62%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,070		$ 4,828		$ 7,094		$ 15,225		$ 31,964		$ 37,773
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.52%	(e)	3.33%		3.55%	**	3.05%	**	2.41%		2.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)	(0.96)%	(e)	(1.30)%		(1.19)%	**	0.07%	**	0.84%		1.09%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.65%	(e)	2.43%		2.80%	**	2.69%	**	2.26%		2.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)	(0.10)%	(e)	(0.39)%		(0.44)%	**	0.43%	**	0.99%		1.34%
Portfolio Turnover	152.09%	(f)	852.98%		340.20%		418.06%		349.12%		306.73%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.03%, 0.16%, 0.34%, 0.01%, and 0.00%, respectively.
(e) Annualized.
(f) Not annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.36% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 8.30% and (9.36)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Rotation Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each year or period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended								Period Ended	(f)
	12/31/2018		6/30/2018		6/30/2017		6/30/2016		6/30/2015		6/30/2014

Net Asset Value, at Beginning of Period/Year	$ 11.43		$ 11.60		$ 10.08		$ 10.06		$ 10.37		$ 10.00

From Investment Operations:
Net Investment Income (Loss) *	0.05		(0.02)		(0.11)		(0.03)		0.05		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(2.21)		(0.10)		1.63		0.07	(g)	(0.29)		0.39
Total from Investment Operations	(2.16)		(0.12)		1.52		0.04		(0.24)		0.37

Distributions from:
Net Investment Income	(0.07)		-		-		-		-		-
Net Realized Gains	-		(0.05)		-		(0.02)		(0.07)		-
Total from Distributions	(0.07)		(0.05)		-		(0.02)		(0.07)		-

Paid in Capital From Redemption Fees	-	(c)	-	(c)	-		-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period/Year	$ 9.20		$ 11.43		$ 11.60		$ 10.08		$ 10.06		$ 10.37

Total Return (a)	(18.91)%	(e)	(1.03)%		15.08%	***	0.42%	***	(2.36)%		3.70%	(e)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 1,586		$ 2,168		$ 2,673		$ 2,759		$ 3,934		$ 10,060
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(h)	2.92%	(d)	2.73%		3.89%	**	3.57%	**	2.74%		2.74%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(h)	0.57%	(d)	(0.33)%		(1.96)%	**	(1.32)%	**	0.19%		(0.51)%	(d)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(h)	2.64%	(d)	2.58%		2.95%	**	2.60%	**	2.45%		2.45%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(h)	0.85%	(d)	(0.18)%		(1.02)%	**	(0.34)%	**	0.48%		(0.22)%	(d)
Portfolio Turnover	109.09%	(e)	356.75%		426.81%		445.44%		429.87%		317.87%	(e)

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Annualized.
(e) Not Annualized.
(f) The AmericaFirst Seasonal Rotation Fund, Class A, commenced operations on October 31, 2013.

(g) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(h) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.09%, 0.00%, and 0.00%, respectively.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 15.58% and 0.50%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Rotation Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each year or period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended								Period Ended	(f)
	12/31/2018		6/30/2018		6/30/2017		6/30/2016		6/30/2015		6/30/2014

Net Asset Value, at Beginning of Period/Year	$ 11.61		$ 11.67		$ 10.10		$ 10.11		$ 10.41		$ 10.00

From Investment Operations:
Net Investment Income (Loss) *	0.10		0.08		(0.06)		0.03		0.13		0.02
Net Realized and Unrealized Gain (Loss) on Investments	(2.26)		(0.09)		1.63		0.06	(g)	(0.33)		0.39
Total from Investment Operations	(2.16)		(0.01)		1.57		0.09		(0.20)		0.41

Distributions from:
Net Investment Income	(0.07)		-		-		-		-		-
Net Realized Gains	-		(0.05)		-		(0.10)		(0.10)		-
Total Distributions	(0.07)		(0.05)		-		(0.10)		(0.10)		-

Paid in Capital From Redemption Fees	-	(c)	-	(c)	-		-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period/Year	$ 9.38		$ 11.61		$ 11.67		$ 10.10		$ 10.11		$ 10.41

Total Return (a)	(18.63)%	(e)	(0.08)%		15.54%	***	0.93%	***	(1.93)%		4.10%	(e)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 3,321		$ 4,567		$ 4,217		$ 3,737		$ 9,712		$ 17,563
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(h)	2.68%	(d)	2.48%		3.65%	**	3.01%	**	2.22%		2.04%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(h)	0.81%	(d)	(0.08)%		(1.72)%	**	(0.52)%	**	1.02%		0.17%	(d)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(h)	1.69%	(d)	1.75%		2.44%	**	2.10%	**	1.95%		1.95%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(h)	1.79%	(d)	0.65%		(0.52)%	**	0.39%	**	1.29%		0.26%	(d)
Portfolio Turnover	109.09%	(e)	356.75%		426.81%		445.44%		429.87%		317.87%	(e)

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Annualized.
(e) Not Annualized.
(f) The AmericaFirst Seasonal Rotation Fund, Class I, commenced operations on October 31, 2013.

(g) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(h) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.09%, 0.00%, and 0.00%, respectively.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 15.99% and 1.01%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Rotation Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout each year or period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended								Period Ended	(f)
	12/31/2018		6/30/2018		6/30/2017		6/30/2016		6/30/2015		6/30/2014

Net Asset Value, at Beginning of Period/Year	$ 11.20		$ 11.42		$ 9.98		$ 10.00		$ 10.34		$ 10.00

From Investment Operations:
Net Investment Income (Loss) *	0.02		(0.08)		(0.15)		(0.08)		0.01		(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(2.16)		(0.09)		1.59		0.07	(g)	(0.30)		0.40
Total from Investment Operations	(2.14)		(0.17)		1.44		(0.01)		(0.29)		0.34

Distributions from:
Net Investment Income	(0.09)		-		-		-		-		-
Net Realized Gains	-		(0.05)		-		(0.01)		(0.05)		-
Total Distributions	(0.09)		(0.05)		-		(0.01)		(0.05)		-

Paid in Capital From Redemption Fees	-	(c)	-	(c)	-		-		-	(c)	-	(c)

Net Asset Value, at End of Period/Year	$ 8.97		$ 11.20		$ 11.42		$ 9.98		$ 10.00		$ 10.34

Total Return (a)	(19.15)%	(e)	(1.49)%		14.43%	***	(0.11)%	***	(2.84)%		3.40%	(e)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 972		$ 1,483		$ 2,727		$ 2,506		$ 3,196		$ 4,093
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(h)	3.67%	(d)	3.47%		4.69%	**	4.10%	**	3.23%		3.15%	(d)
Ratio of Net Investment Loss to Average Net Assets (b)(h)	(0.17)%	(d)	(1.09)%		(2.73)%	**	(1.86)%	**	(0.18)%		(1.01)%	(d)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(h)	3.15%	(d)	3.09%		3.41%	**	3.10%	**	2.95%		2.95%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(h)	0.36%	(d)	(0.71)%		(1.45)%	**	(0.86)%	**	0.10%		(0.81)%	(d)
Portfolio Turnover	109.09%	(e)	356.75%		426.81%		445.44%		429.87%		317.87%	(e)

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Annualized.
(e) Not Annualized.
(f) The AmericaFirst Seasonal Rotation Fund, Class U, commenced operations on October 31, 2013.

(g) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(h) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.09%, 0.00%, and 0.00%, respectively.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.  Excluding these expenses, total return would have been 14.83% and (0.03)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Tactical Alpha Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2018		6/30/2018		6/30/2017		6/30/2016		6/30/2015		6/30/2014

Net Asset Value, at Beginning of Period	$ 13.50		$ 12.32		$ 11.87		$ 11.71		$ 12.01		$ 9.29

From Investment Operations:
Net Investment Loss *	(0.04)		(0.09)		(0.06)		(0.21)		(0.01)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.55)		1.27		0.51		0.37		(0.29)		2.76
Total from Investment Operations	(1.59)		1.18		0.45		0.16		(0.30)		2.72

Paid in Capital From Redemption Fees	-	(c)	-	(c)	-		-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period	$ 11.91		$ 13.50		$ 12.32		$ 11.87		$ 11.71		$ 12.01

Total Return (a)	(11.78)%	(f)	9.58%		3.79%	***	1.37%	***	(2.50)%		29.28%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,997		$ 3,608		$ 4,183		$ 6,045		$ 7,191		$ 8,672
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.89%	(e)	3.20%		4.00%	**	4.68%	**	3.44%		3.04%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(0.82)%	(e)	(1.30)%		(1.54)%	**	(2.93)%	**	(0.84)%		(0.96)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.64%	(e)	2.59%		2.98%	**	3.62%	**	2.71%		2.45%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(0.57)%	(e)	(0.69)%		(0.52)%	**	(1.87)%	**	(0.11)%		(0.37)%
Portfolio Turnover	210.22%	(f)	794.40%		354.88%		333.49%		529.08%		374.70%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.06%, 1.13%, 0.25%, and 0.01%, respectively.
(e) Annualized.
(f) Not annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 4.21% and 1.44%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Tactical Alpha Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2018		6/30/2018		6/30/2017		6/30/2016		6/30/2015		6/30/2014

Net Asset Value, at Beginning of Period	$ 14.30		$ 12.94		$ 12.37		$ 12.03		$ 12.22		$ 9.39

From Investment Operations:
Net Investment Income (Loss) *	0.03		0.03		0.03		(0.08)		0.10		0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.65)		1.33		0.54		0.42		(0.29)		2.78
Total from Investment Operations	(1.62)		1.36		0.57		0.34		(0.19)		2.83

Paid in Capital From Redemption Fees	-	(c)	-	(c)	-		-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period	$ 12.68		$ 14.30		$ 12.94		$ 12.37		$ 12.03		$ 12.22

Total Return (a)	(11.33)%	(f)	10.51%		4.61%	***	2.83%	***	(1.55)%		30.14%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,441		$ 1,001		$ 378		$ 308		$ 653		$ 1,121
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.61%	(e)	2.87%		4.00%	**	4.21%	**	2.91%		2.55%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(0.54)%	(e)	(0.98)%		(1.38)%	**	(2.55)%	**	(0.33)%		(0.27)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	1.69%	(e)	1.66%		2.39%	**	2.28%	**	1.75%		1.81%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)	0.39%	(e)	0.24%		0.22%	**	(0.63)%	**	0.83%		0.47%
Portfolio Turnover	210.22%	(f)	794.40%		354.88%		333.49%		529.08%		374.70%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.08%, 1.13%, 0.25%, and 0.01%, respectively.
(e) Annualized.
(f) Not annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 5.17% and 2.90%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Tactical Alpha Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2018		6/30/2018		6/30/2017		6/30/2016		6/30/2015		6/30/2014

Net Asset Value, at Beginning of Period	$ 12.98		$ 11.91		$ 11.52		$ 11.43		$ 11.78		$ 9.15

From Investment Operations:
Net Investment Loss *	(0.07)		(0.15)		(0.12)		(0.27)		(0.07)		(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(1.49)		1.22		0.51		0.36		(0.28)		2.72
Total from Investment Operations	(1.56)		1.07		0.39		0.09		(0.35)		2.63

Paid in Capital From Redemption Fees	-		-	(c)	-		-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period	$ 11.42		$ 12.98		$ 11.91		$ 11.52		$ 11.43		$ 11.78

Total Return (a)	(12.02)%	(f)	8.98%		3.39%	***	0.79%	***	(2.97)%		28.74%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,163		$ 2,666		$ 3,331		$ 4,262		$ 6,012		$ 7,966
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.64%	(e)	3.96%		4.80%	**	5.20%	**	3.94%		3.54%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(1.56)%	(e)	(2.08)%		(2.31)%	**	(3.47)%	**	(1.34)%		(1.47)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.14%	(e)	3.10%		3.50%	**	4.15%	**	3.20%		2.95%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(1.06)%	(e)	(1.21)%		(1.01)%	**	(2.42)%	**	(0.61)%		(0.88)%
Portfolio Turnover	210.22%	(f)	794.40%		354.88%		333.49%		529.08%		374.70%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.07%, 1.13%, 0.25%, and 0.01%, respectively.
(e) Annualized.
(f) Not annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 3.82% and 0.86%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Year Ended
	12/31/2018		6/30/2018	6/30/2017		6/30/2016		6/30/2015	6/30/2014

Net Asset Value, at Beginning of Period	$ 7.00		$ 7.41	$ 6.70		$ 8.14		$ 9.25	$ 9.21

From Investment Operations:
Net Investment Income *	0.17		0.25	0.20		0.26		0.25	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.91)		(0.22)	0.96		(1.19)		(0.75)	0.34
Total from Investment Operations	(0.74)		0.03	1.16		(0.93)		(0.50)	0.70

Distributions from:
Net Investment Income	(0.14)		(0.24)	(0.18)		(0.22)		(0.18)	(0.25)
Return of Capital	(0.08)		(0.20)	(0.27)		(0.29)		(0.43)	(0.41)
Total Distributions	(0.22)		(0.44)	(0.45)		(0.51)		(0.61)	(0.66)

Paid in Capital From Redemption Fees (c)	-		-	-		-		-	-

Net Asset Value, at End of Period	$ 6.04		$ 7.00	$ 7.41		$ 6.70		$ 8.14	$ 9.25

Total Return (a)	(10.80)%	(f)	0.50%	17.61%	***	(11.80)%	***	(5.54)%	7.83%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 5,994		$ 6,395	$ 6,964		$ 7,821		$ 11,517	$ 15,309
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.58%	(e)	2.75%	3.63%	**	3.27%	**	2.43%	2.44%
Ratio of Net Investment Income to Average Net Assets (b)(d)	4.88%	(e)	3.07%	2.05%	**	2.92%	**	2.60%	3.71%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.39%	(e)	2.35%	2.93%	**	2.63%	**	2.21%	2.20%
Ratio of Net Investment Income to Average Net Assets (b)(d)	5.07%	(e)	3.47%	2.76%	**	3.56%	**	2.82%	3.94%
Portfolio Turnover	138.87%	(f)	331.95%	125.07%		349.38%		226.22%	336.01%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.35%, 0.37%, 0.01%, and 0.01%, respectively.
(e) Annualized.
(f) Not annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 17.92% and (11.73)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2018		6/30/2018	6/30/2017		6/30/2016		6/30/2015	6/30/2014

Net Asset Value, at Beginning of Period	$ 7.18		$ 7.54	$ 6.78		$ 8.19		$ 9.27	$ 9.21

From Investment Operations:
Net Investment Income *	0.21		0.31	0.26		0.35		0.31	0.43
Net Realized and Unrealized Gain (Loss) on Investments	(0.95)		(0.21)	0.95		(1.22)		(0.73)	0.34
Total from Investment Operations	(0.74)		0.10	1.21		(0.87)		(0.42)	0.77

Distributions from:
Net Investment Income	(0.15)		(0.26)	(0.18)		(0.19)		(0.21)	(0.26)
Return of Capital	(0.08)		(0.20)	(0.27)		(0.35)		(0.45)	(0.45)
Total Distributions	(0.23)		(0.46)	(0.45)		(0.54)		(0.66)	(0.71)

Paid in Capital From Redemption Fees (c)	-		-	-		-		-	-

Net Asset Value, at End of Period	$ 6.21		$ 7.18	$ 7.54		$ 6.78		$ 8.19	$ 9.27

Total Return (a)	(10.55)%	(f)	1.42%	18.36%	***	(10.91)%	***	(4.72)%	8.58%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,428		$ 3,386	$ 3,199		$ 2,781		$ 6,380	$ 15,033
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.32%	(e)	2.49%	3.18%	**	2.68%	**	1.93%	1.95%
Ratio of Net Investment Income to Average Net Assets (b)(d)	5.22%	(e)	3.31%	2.55%	**	3.51%	**	3.04%	4.27%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	1.59%	(e)	1.54%	2.13%	**	1.64%	**	1.40%	1.49%
Ratio of Net Investment Income to Average Net Assets (b)(d)	5.95%	(e)	4.26%	3.60%	**	4.56%	**	3.57%	4.73%
Portfolio Turnover	138.87%	(f)	331.95%	125.07%		349.38%		226.22%	336.01%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.35%, 0.37%, 0.01%, and 0.01%, respectively.
(e) Annualized.
(f) Not annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 18.83% and (10.84)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2018		6/30/2018	6/30/2017		6/30/2016		6/30/2015	6/30/2014

Net Asset Value, at Beginning of Period	$ 7.03		$ 7.43	$ 6.71		$ 8.14		$ 9.25	$ 9.21

From Investment Operations:
Net Investment Income *	0.16		0.21	0.17		0.23		0.20	0.31
Net Realized and Unrealized Gain (Loss) on Investments	(0.91)		(0.22)	0.95		(1.19)		(0.74)	0.34
Total from Investment Operations	(0.75)		(0.01)	1.12		(0.96)		(0.54)	0.65

Distributions from:
Net Investment Income	(0.12)		(0.19)	(0.16)		(0.18)		(0.17)	(0.23)
Return of Capital	(0.08)		(0.20)	(0.24)		(0.29)		(0.40)	(0.38)
Total Distributions	(0.20)		(0.39)	(0.40)		(0.47)		(0.57)	(0.61)

Paid in Capital From Redemption Fees (c)	-		-	-		-		-	-

Net Asset Value, at End of Period	$ 6.07		$ 7.03	$ 7.43		$ 6.71		$ 8.14	$ 9.25

Total Return (a)	(11.09)%	(f)	(0.07)%	16.98%	***	(12.14)%	***	(6.01)%	7.30%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,683		$ 2,982	$ 4,352		$ 5,665		$ 10,526	$ 14,354
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.33%	(e)	3.51%	4.47%	**	3.73%	**	2.93%	2.94%
Ratio of Net Investment Income to Average Net Assets (b)(d)	4.11%	(e)	2.25%	1.21%	**	2.48%	**	2.10%	3.21%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.89%	(e)	2.87%	3.44%	**	3.09%	**	2.71%	2.70%
Ratio of Net Investment Income to Average Net Assets (b)(d)	4.54%	(e)	2.89%	2.24%	**	3.13%	**	2.32%	3.44%
Portfolio Turnover	138.87%	(f)	331.95%	125.07%		349.38%		226.22%	336.01%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.36%, 0.37%, 0.01%, and 0.01%, respectively.
(e) Annualized.
(f) Not annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).
*** Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 17.29% and (12.07)%, respectively.
The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018 (UNAUDITED)

 1. ORGANIZATION AND SIGNIFCANT ACCOUNTING POLICIES

AmericaFirst Quantitative Funds (the “Trust”) was reorganized as a Delaware statutory trust on January 4, 2013. Prior to January 4, 2013, the series of the Trust, other than AmericaFirst Seasonal Rotation Fund and AmericaFirst Large Cap Share Buyback Fund, were each a part of the Mutual Fund Series Trust, an Ohio business trust organized on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of six series: AmericaFirst Defensive Growth Fund, AmericaFirst LargeCap Share Buyback Fund, AmericaFirst Quantitative Strategies Fund, AmericaFirst Seasonal Rotation Fund (formerly AmericaFirst Seasonal Trends Fund), AmericaFirst Tactical Alpha Fund (formerly AmericaFirst Absolute Return Fund), AmericaFirst Income Fund (formerly AmericaFirst Income Trends Fund), and (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust, except the Large Cap Share Buyback Fund which is non-diversified. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC (the “Manager”) is investment advisor to the Funds.

AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

AmericaFirst Large Cap Share Buyback Fund (“Large Cap Share Buyback Fund”) commenced operations on January 31, 2017. The Fund’s investment objective is to provide growth of capital.

AmericaFirst Quantitative Strategies Fund (“Quantitative Strategies Fund”) commenced operations on September 28, 2007. The Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

AmericaFirst Seasonal Rotation Fund (“Seasonal Rotation Fund”) commenced operations on October 31, 2013. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.

AmericaFirst Tactical Alpha Fund (“Tactical Alpha Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

AmericaFirst Income Fund (“Income Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

The Defensive Growth Fund, Large Cap Share Buyback Fund, Seasonal Rotation Fund, Tactical Alpha Fund, and Income Fund, each offer three classes of shares, Class A, Class I, and Class U. The Quantitative Strategies Fund offers three classes of shares, Class A, Class C, and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for each Fund’s assets and liabilities measured at fair value:

Defensive Growth Fund

Assets
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$8,264,326	$8,264,326	$—	$—
Venture Capital Fund	265,768	—	—	265,768
Money Market Fund	233,309	233,309	—	—
Total	$8,763,403	$8,497,635	$—	$265,768

Liabilities
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$1,380,958	$1,380,958	$—	$—
Real Estate Investment Trusts	342,685	342,685	—	—
Total	$1,723,643	$1,723,643	$—	$—

Large Cap Share Buyback Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$6,580,442	$6,580,442	$—	$—
Real Estate Investment Trust	331,713	331,713	—	—
Total	$6,912,155	$6,912,155	$—	$—

 Quantitative Strategies Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$3,281,047	$3,200,118	$—	$80,929
Exchange-Traded Fund	3,461,240	3,461,240	—	—
Limited Partnerships	263,519	263,519	—	—
Venture Capital Fund	184,296	—	—	184,296
Total	$7,190,102	$6,924,877	$—	$265,225

Seasonal Rotation Fund

Assets
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$6,055,689	$6,055,689	$—	$—
Total	$6,055,689	$6,055,689	$—	$—

Tactical Alpha Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$3,252,013	$3,252,013	$—	$—
Exchange Traded Funds	3,329,700	3,329,700	—	—
Limited Partnerships	224,540	224,540	—	—
Venture Capital Fund	122,863	—	—	122,863
Total	$6,929,116	$6,806,253	$—	$122,863

Income Fund

Assets
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$2,946,031	$2,946,031	$—	$—
Corporate Bonds (2)	4,514,753	—	4,514,753	—
Foreign Government Agencies & Obligations	889,442	—	889,442	—
Limited Partnerships	2,237,690	2,237,690	—	—
Real Estate Investment Trusts	1,265,589	1,265,589	—	—
Total	$11,853,505	$6,449,310	$5,404,195	$—

(1)

As of and during the six months ended December 31, 2018, the Large Cap Share Buyback Fund, Seasonal Rotation Fund, and Income Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

(2)

For a detailed break-out of securities by investment industry please refer to the Schedules of Investments.

The following table sets forth a summary of the changes in the fair value of the Funds’ Level 3 investments for the six months ended December 31, 2018:

Defensive Growth Fund	Venture Capital Fund
Balance Beginning at July 1, 2018	$ 316,790
Net Realized Gain/(Loss) on Sale of Investments	-
Net Unrealized Depreciation	(51,022)
Net Purchases and Sales	-
Balance End at December 31, 2018	$ 233,309

Quantitative Strategies Fund	Venture Capital Fund
Balance Beginning at July 1, 2018	$ 219,677
Net Realized Gain/(Loss) on Sale of Investments	-
Net Unrealized Depreciation	(35,381)
Net Purchases and Sales	-
Balance End at December 31, 2018	$ 184,296

Quantitative Strategies Fund	AMR Corp.
Balance Beginning at July 1, 2018	$ 80,929
Net Realized Gain/(Loss) on Sale of Investments	-
Net Unrealized Appreciation	-
Net Purchases and Sales	-
Balance End at December 31, 2018	$ 80,929

Tactical Alpha Fund	Venture Capital Fund
Balance Beginning at July 1, 2018	$ 146,451
Net Realized Gain/(Loss) on Sale of Investments	-
Net Unrealized Depreciation	(23,588)
Net Purchases and Sales	-
Balance End at December 31, 2018	$ 122,863

The following information about significant unobservable inputs (Level 3) for the Funds’ as of December 31, 2018:

Defensive Growth Fund
Asset Categories	Fair Value	Valuation techniques	Unobservable Input	Input Values
Private Equity Fund	$265,768	Vendor Pricing	Correlation to Venture Capital Index	100%

Quantitative Strategies Fund
Asset Categories	Fair Value	Valuation techniques	Unobservable Input	Input Values
Private Equity Fund	$184,296	Vendor Pricing	Correlation to Venture Capital Index	100%

Tactical Alpha Fund
Asset Categories	Fair Value	Valuation techniques	Unobservable Input	Input Values
Private Equity Fund	$122,863	Vendor Pricing	Correlation to Venture Capital Index	100%

AMR Corporation – The Fund uses a cash flow forecast and valuation model, approved by the Fund’s Board of Trustees (“the Board”), to value AMR Corp.  The model focuses on forecasting the disposition of pending creditor claims related to the bankruptcy estate of AMR Corp. as well as the timing of such disposition.  The model incorporates numerous observable factors such as amount of unresolved bankruptcy claims, the current share price of America Airlines Group, Inc. (America Airlines Group, Inc. shares are used to pay settled bankruptcy claims), and yields on debt of various maturities.  The model also includes a number of unobservable factors and assumptions, such as percent of bankruptcy claims deemed to be meritorious, time to disposition, and appropriate discount factor to apply to projected payments to AMR Corp. owners upon ultimate resolution of pending bankruptcy claims.  Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions.

 The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2018. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

Asset	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
AMR Corp.	$80,929	Comprehensive pricing model with emphasis on discounted cash flow	Percent Meritorious Claims	1% to 5%	2.5%
			Discount Rate	5%	5%
			Time to Recovery	4 Years	4 Years

A change to the unobservable input may result in a significant change to the value of the investment as follows:

	Impact to Value if	Impact to Value if
Unobservable Input	Input Increases	Input Decreases
Percent Meritorious Claims	Decrease	Increase
Discount Rate	Decrease	Increase
Time to Recovery	Decrease	Increase

Underlying Fund	Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Fund Termination	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms
Moneta Ventures Fund II L.P.	Venture Capital Fund

Moneta Ventures invests primarily in early stage technology and healthcare businesses with annualized revenue run rates of $500K to $10M and clear line of sight to profitability without significant capital outlay required. The firm seeks founders and teams with significant domain expertise and/or prior successful startup experience.  The fund’s primary geographical focus is Sacramento and Northern California, where the management expects to deploy approximately 70% of capital under management.

$265,768 for the Defensive Fund; $184,296 for the Quantitative Fund; and $122,863 for the Tactical Alpha Fund.

Tactical Alpha Fund had $500,000 in commitments of which $375,000 is unfunded; Quantitative Strategies Fund had $750,000 in commitments of which $562,500 is unfunded; and Defensive Growth Fund had $1,000,000 in commitments of which $750,000 is unfunded.

					The fund has a 10-year term, however the fund management expects to begin distributions through portfolio company liquidation starting 4 years after the close of the fund	None	N/A	If the Funds cannot redeem, but may receive distributions through liquidation of underlying VC companies, an estimate of the period of time of expected liquidation.

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at December 31, 2018 was $(51,022), $(35,381), and $(23,588) for the Defensive Growth Fund, Quantitative Strategies Fund, and Tactical Alpha Fund, respectively.

On April 9, 2018, the Defensive Growth Fund purchased a security from Moneta Ventures Fund II in an offering exempt from the registration requirements of the Securities Act of 1933, as amended, originally in the amount of $271,517.  As such, the shares are subject to restrictions such as transferability and market quotations that are not readily available for the purpose of valuing this portfolio holding.

On March 26, 2018, the Quantitative Strategies Fund purchased a security from Moneta Ventures Fund II in an offering exempt from the registration requirements of the Securities Act of 1933, as amended, originally in the amount of $203,638.  As such, the shares are subject to restrictions such as transferability and market quotations that are not readily available for the purpose of valuing this portfolio holding.

On March 26, 2018, the Tactical Alpha Fund purchased a security from Moneta Ventures Fund II in an offering exempt from the registration requirements of the Securities Act of 1933, as amended, originally in the amount of $135,758.  As such, the shares are subject to restrictions such as transferability and market quotations that are not readily available for the purpose of valuing this portfolio holding.

As of December 31, 2018, the Board valued the shares of Moneta Ventures Fund II having taken into consideration certain pertinent factors.  Because there are no market quotations for this security, it is possible that the valuation assigned by the Board may differ significantly from the amount that might be ultimately realized in near term and the difference could be material.

As of December 31, 2018, the percentage of the Defensive Growth Fund’s total net assets represented by illiquid securities was 3.23%, the percentage of the Quantitative Strategies Fund’s total net assets represented by illiquid securities was 2.58%, and the percentage of the Tactical Alpha Fund’s total net assets represented by illiquid securities was 1.86%. No Fund may invest more than 15% of its net assets in illiquid securities.

The Funds had no transfers between Level 1 and Level 2 during the six months ended December 31, 2018. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

b)       Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c)       Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2015-2017) or expected to be taken in the Funds’ 2018 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d)       Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g)       Foreign Currency – The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

ETF and ETN Investments - ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

k)     Restricted securities are generally acquired directly or indirectly from an issuer in a nonpublic offering. Because restricted securities are generally subject to restrictions on transfer, market quotations for such securities are generally not readily available, and they are considered to be illiquid securities.  The Board of Trustees (“Board”) has adopted Portfolio Securities Valuation Procedures that, among other things, provide guidelines for the valuation of portfolio securities for which market quotations are not readily available (“Valuation Procedures”). The Valuation Procedures delegate the responsibility for determining the fair value of securities for which market quotations are not readily available to a Valuation Committee, subject to review and oversight by the Board of Trustees (“Board”).  Under circumstances where the Adviser determines that the market quotation or the price provided by a pricing service does not accurately reflect the current market value, such securities are also valued as determined in good faith by the Valuation Committee, subject to review and oversight by Board of Trustees.  Restricted securities are categorized in Level 3 of the fair value hierarchy.

2. INVESTMENT TRANSACTIONS

For the six months ended December 31, 2018, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$22,851,234	$25,882,547
Large Cap Buyback Fund	7,710,715	3,742,885
Quantitative Strategies Fund	13,159,592	13,159,592
Seasonal Rotation Fund	8,042,148	8,380,855
Tactical Alpha Fund	15,191,838	14,790,410
Income Fund	20,263,684	17,965,113

The Seasonal Rotation Fund purchased and sold $236,274 and $5,800,155, respectively, of government securities during the year.

  3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AmericaFirst Capital Management, LLC (“AFCM” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”). Under the terms of the Management Agreement, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a bi-monthly (or more frequently) management fee at the annual rate of the average daily net assets were as follows:

Defensive Growth Fund	1.50%
Large Cap Buyback Fund	1.25%
Quantitative Strategies Fund	1.00%
Seasonal Rotation Fund	1.25%
Tactical Alpha Fund	1.25%
Income Fund	1.25%

For the six months ended December 31, 2018, management fees were as follows:

Defensive Growth Fund	$81,763
Large Cap Buyback Fund	$41,781
Quantitative Strategies Fund	$43,318
Seasonal Rotation Fund	$48,117
Tactical Alpha Fund	$47,043
Income Fund	$84,539

AFCM and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, legal fees, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) at the ratios to average daily net assets detailed below.  Prior to October 31, 2016, legal fees were included in the foregoing expense limits.  Below are the ratios, by class, per each contractual agreement for the time period July 1, 2017 through October 31, 2018:

	Class A	Class I	Class U	Class C	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	-	October 31, 2018
Large Cap Buyback Fund	2.45%	1.74%	2.95%	-	October 31, 2018
Quantitative Strategies Fund	1.50%	1.95%	-	2.25%	October 31, 2018
Seasonal Rotation Fund	2.45%	1.95%	2.95%	-	October 31, 2018
Tactical Alpha Fund	2.45%	1.74%	2.95%	-	October 31, 2018
Income Fund	2.20%	1.40%	2.70%	-	October 31, 2018

Below are the ratios, by class, per each contractual agreement for the time period November 1, 2018 through December 31, 2018:

	Class A	Class I	Class U	Class C	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	-	October 31, 2019
Large Cap Buyback Fund	2.45%	1.50%	2.95%	-	October 31, 2019
Quantitative Strategies Fund	1.95%	1.50%	-	2.25%	October 31, 2019
Seasonal Rotation Fund	2.45%	1.50%	2.95%	-	October 31, 2019
Tactical Alpha Fund	2.45%	1.50%	2.95%	-	October 31, 2019
Income Fund	2.20%	1.40%	2.70%	-	October 31, 2019

Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the date in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees.

	June 30, 2019	June 30, 2020	June 30, 2021
Defensive Growth Fund	$218,979	$26,119	$53,183
Large Cap Buyback Fund	-	$38,007	$49,151
Quantitative Strategies Fund	$153,271	$142,273	$83,203
Seasonal Rotation Fund	$115,708	$98,550	$46,454
Tactical Alpha Fund	$129,521	$106,545	$55,436
Income Fund	$153,552	$129,104	$78,474

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.25% for Class A and 1.00% for Class C and Class U per year of its average daily net assets for such distribution and shareholder service activities. The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. During the six months ended December 31, 2018, fees incurred under the Plan were as follows:

Defensive Growth Fund	$17,807
Large Cap Buyback Fund	$6,088
Quantitative Strategies Fund	$28,155
Seasonal Rotation Fund	$9,060
Tactical Alpha Fund	$17,075
Income Fund	$23,005

 Mutual Shareholder Services, LLC (“MSS”) serves as the Funds Transfer Agent, Accounting, and Administrator.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees, who are not “interested persons” as that term is defined in the 1940 Act, will be paid $2,500 per meeting attended in-person or $100 per telephonic meeting attended, at the discretion of the Chairman of the Trust. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

 4. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the six months ended December 31, 2018, redemption fees were assessed as follows:

Defensive Growth Fund	$52
Large Cap Buyback Fund	$327
Quantitative Strategies Fund	$ -
Seasonal Rotation Fund	$484
Tactical Alpha Fund	$1,392
Income Fund	$412

 5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the six months ended December 31, 2018, and the year ended June 30, 2018 was as follows:

For the six months ended December 31, 2018:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
AmericaFirst Defensive Growth Fund	$—	$—	$—	$—
AmericaFirst Large Cap Buyback Fund	—	—	—	—
AmericaFirst Quantitative Strategies Fund	—	377,550	—	370,550
AmericaFirst Seasonal Rotation Fund	—	—	—	—
AmericaFirst Tactical Alpha Fund	—	—	—	—
AmericaFirst Income Fund	352,527	—	1,011	432,583

For the year ended June 30, 2018:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
AmericaFirst Defensive Growth Fund	$—	$—	$—	$—
AmericaFirst Large Cap Buyback Fund	—	18,160	—	18,160
AmericaFirst Quantitative Strategies Fund	—	—	—	—
AmericaFirst Seasonal Rotation Fund	—	42,913	—	42,913
AmericaFirst Tactical Alpha Fund	—	—	—	—
AmericaFirst Income Fund	428,258	—	368,875	797,133

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)

AmericaFirst Defensive Growth Fund	$—	$—	$(1,416,824)	$(8,679,933)	$—	$210,443	$(9,886,314)
AmericaFirst Large Cap Buyback Fund	205,074	9,128	(13,284)	—	—	50,294	251,212
AmericaFirst Quantitative Strategies Fund	—	—	(6,898)	(7,009,708)	—	(475,928)	(7,492,534)
AmericaFirst Seasonal Rotation Fund	—	—	(247,260)	(13,656)	—	154,007	(106,909)
AmericaFirst Tactical Alpha Fund	—	—	(204,760)	(4,492,840)	—	320,218	(4,377,382)
AmericaFirst Income Fund	—	—	—	(8,669,857)	—	25,805	(8,644,052)

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed net investment income/loss and accumulated net realized gains/ (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for real estate investment trusts, partnerships, grantor trusts and constructive sales of securities held short. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and adjustments for constructive sales of securities held short.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
AmericaFirst Defensive Growth Fund	$152,389
AmericaFirst Large Cap Buyback Fund	13,284
AmericaFirst Quantitative Strategies Fund	6,898
AmericaFirst Seasonal Rotation Fund	9,198
AmericaFirst Tactical Alpha Fund	50,127
AmericaFirst Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
AmericaFirst Defensive Growth Fund	$1,264,435
AmericaFirst Large Cap Buyback Fund	—
AmericaFirst Quantitative Strategies Fund	—
AmericaFirst Seasonal Rotation Fund	238,062
AmericaFirst Tactical Alpha Fund	154,633
AmericaFirst Income Fund	—

At June 30, 2018, the Funds below had capital loss carry forwards with no expiration date for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
AmericaFirst Defensive Growth Fund	$8,108,882	$571,051	$8,679,933
AmericaFirst Large Cap Buyback Fund	—	—	—
AmericaFirst Quantitative Strategies Fund	6,271,322	738,386	7,009,708
AmericaFirst Seasonal Rotation Fund	13,656	—	13.656
AmericaFirst Tactical Alpha Fund	3,468,468	1,024,372	4,492,840
AmericaFirst Income Fund	8,669,857	—	8,669,857

6. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

During the period subsequent to year-end, the Income Fund paid the following distributions per share:

Class A

	Pay Date	Rate

Ordinary Income	1/30/2019	0.03695
Ordinary Income	2/27/2019	0.03695

Class I

	Pay Date	Rate

Ordinary Income	1/30/2019	0.03840
Ordinary Income	2/27/2019	0.03840

Class U

	Pay Date	Rate

Ordinary Income	1/30/2019	0.03270
Ordinary Income	2/27/2019	0.03270

7. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, accounting principles generally accepted in the United States of America (“GAAP”), International Financial Reporting Standards, or changes in technology or the business environment.  These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.”  ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820.  In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements.  ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.  Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2018 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period July 1, 2018 and held for the entire period through December 31, 2018.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

AmericaFirst Defensive Growth Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$900.94	$12.65
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.90	$13.39

* Expenses are equal to the Fund's annualized expense ratio of 2.64%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Defensive Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$902.46	$10.21
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.47	$10.82

* Expenses are equal to the Fund's annualized expense ratio of 2.13%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Defensive Growth Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$898.80	$15.08
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.33	$15.95

* Expenses are equal to the Fund's annualized expense ratio of 3.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$922.84	$10.27
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.52	$10.76

* Expenses are equal to the Fund's annualized expense ratio of 2.12%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$924.70	$8.20
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.69	$8.59

* Expenses are equal to the Fund's annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$921.39	$13.61
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.04	$14.24

* Expenses are equal to the Fund's annualized expense ratio of 2.81%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Quantitative Strategies Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$909.53	$11.02
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.66	$11.62

* Expenses are equal to the Fund's annualized expense ratio of 2.29%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Quantitative Strategies Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$911.18	$8.14
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.69	$8.59

* Expenses are equal to the Fund's annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Quantitative Strategies Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$906.75	$12.74
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.85	$13.44

* Expenses are equal to the Fund's annualized expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Seasonal Rotation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$810.87	$12.05
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.90	$13.39

* Expenses are equal to the Fund's annualized expense ratio of 2.64%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Seasonal Rotation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$813.67	$7.73
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.69	$8.59

* Expenses are equal to the Fund's annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Seasonal Rotation Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$808.48	$14.36
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.33	$15.95

* Expenses are equal to the Fund's annualized expense ratio of 3.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Tactical Alpha Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$882.22	$12.52
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.90	$13.39

* Expenses are equal to the Fund's annualized expense ratio of 2.64%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Tactical Alpha Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$886.71	$8.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.69	$8.59

* Expenses are equal to the Fund's annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Tactical Alpha Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$879.82	$14.88
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.38	$15.90

* Expenses are equal to the Fund's annualized expense ratio of 3.14%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Income Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$892.02	$11.40
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.16	$12.13

* Expenses are equal to the Fund's annualized expense ratio of 2.39%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Income Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$894.48	$7.59
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.19	$8.08

* Expenses are equal to the Fund's annualized expense ratio of 1.59%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Income Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$889.08	$13.76
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.64	$14.65

* Expenses are equal to the Fund's annualized expense ratio of 2.89%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS

DECEMBER 31, 2018 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Disinterested Trustees

Name, Address and Year of Birth	Position(s) Held with AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in AmericaFirst Overseen by AmericaFirst Trustee	Other Directorships Held by AmericaFirst Trustee During the Past Five Years
DISINTERESTED TRUSTEES
Michael G. Dencavage Year of Birth: 1954	Trustee – 2012 to present	Retired, formerly Chief Financial Officer, San Juan Unified School District, (2004 to 2011)	6	None
Michael A. Gunning Year of Birth: 1958	Trustee – Feb. 2015 to present	Vice President, Personal Insurance Federation of California (legislative and regulatory advisory firm representing members to California State Legislature and Governor’s Office), 2001 to present	6	None

Interested Trustees and Officers of the Trust

Name, Address and Year of Birth	Position(s) Held with AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in AmericaFirst Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Rick A. Gonsalves 300 Harding Boulevard, Ste. 215 Roseville, CA 95678 Year of Birth: 1968	Trustee – 2012 to present; President – May 2017 to present	President & Chief Executive Officer, AmericaFirst Capital Management, LLC (2007 – present) (investment adviser to the Funds; President & Chief Executive Officer, Renaissance Investment Services (2005 to 2008); Registered Broker Representative for various Broker/Dealers from 1994 to 2007	6	None
OFFICERS OF THE TRUST
Ann Marie Swanson Year of Birth: 1965	Chief Compliance Officer of the Trust – 2016 to present

Director, Alaric Compliance Services, LLC (June 2015 to present); V.P. and Chief Compliance Officer, Thomas Partners Investment Management (May 2013 to March 2015); S.V.P. and Chief Compliance Officer,

Aletheia Research and Management, Inc. (August 2010 to January 2013)

			n/a	n/a
Umberto Anastasi Year of Birth: 1974	Treasurer – August 2017 to present	From 1999 to present, Vice President, Mutual Shareholder Services LLC	n/a	n/a
Brandon Pokersnik Year of Birth: 1978	Secretary – August 2017 to present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012	n/a	n/a

AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES AND OFFICERS (CONTINUED)

JUNE 30, 2018 (UNAUDITED)

Compensation of the Board of Trustees

Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Funds, will be paid a fee of $2,500 per in-person meeting and $100 per telephonic meeting attended at the discretion of the Chairman.  The “interested persons” of the Trust receive no Board member compensation from the Funds. The table below details the amount of compensation received by the Trustees from the Trust for the fiscal year ended June 30, 2018. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation Paid to Trustees
Michael Dencavage	$7,250	None	None	$7,250
Michael Gunning	$7,250	None	None	$7,250

The Trust’s Statement of Additional Information includes additional information about the trustees an Officers and is available, without charge, upon request by calling toll-free 1-877-217-8363.

AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2018 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Qs may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC -0330.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8363; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

Renewal of the Investment Advisory Agreement between the AmericaFirst Quantitative Funds and the Adviser

At an in person meeting held on September 18, 2018, the Board of Trustees (the "Board" or the "Trustees") including the Trustees who are not "interested persons", as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "Independent Trustees"), considered the renewal of the investment advisory agreement (the "Advisory Agreement") between the AmericaFirst Quantitative Funds (the "Trust") and AmericaFirst Capital Management, LLC (the "Adviser"), with respect to the AmericaFirst Defensive Growth Fund (the "Defensive Growth Fund"), AmericaFirst Income Fund (the "Income Fund"), AmericaFirst Tactical Alpha Fund (the "Tactical Alpha Fund"), AmericaFirst Quantitative Strategies Fund (the "Quantitative Strategies Fund"), AmericaFirst Seasonal Rotation Fund (the "Seasonal Rotation Fund"), and AmericaFirst Large Cap Share Buyback Fund (the "Buyback Fund") (each a "Fund" and together, the "Funds"). In its consideration of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summarizes matters considered.

Nature, Extent and Quality of Services.  The Board examined the nature, extent and quality of the services provided by the Adviser to the Funds.  The Trustees reviewed materials provided by the Adviser related to the Advisory Agreement with the Trust on behalf of the Funds, a description of investment decisions and trade execution, both parts of the Adviser's Form ADV, a revenue and expenses summary, current and projected assessment of financial condition, an overview of the personnel that perform services for the Funds, the compliance policies and procedures of the Adviser, including a certification that the Adviser has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), historical and comparative performance information, and other policies and procedures of the Adviser.  The Trustees considered Adviser summaries regarding the Funds' investment strategies.  The Trustees discussed the nature of the Adviser's operations, increased financial flexibility, the quality of the Adviser's compliance infrastructure, and both the experience of and recent changes to its fund management support personnel.  The Trustees also noted that the Trust and the Adviser jointly participate in a $2 million errors and omissions insurance policy with a $50,000 deductible.  After further discussion, the Trustees concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser generally meet the Board's expectations.

Performance.  Next, the Board compared the performance of each Fund against a respective benchmark and peer group over the one-year, three-year, five-year, and ten-year periods, as applicable.  The Quantitative Strategies Fund underperformed its benchmark, the S&P 500 Index, for the time periods shown; and outperformed the Morningstar Tactical Allocation peer group for the one-year period, but underperformed for the other periods.  The Tactical Alpha Fund underperformed its benchmark, the S&P 500 Index, for the time periods shown; and outperformed the Morningstar Tactical Allocation peer group for the one-year and five-year periods, but underperformed slightly for the three-year period.  The Income Fund outperformed its benchmark, the Bloomberg Barclays Aggregate Bond Index, for the one-year and three-year periods, and slightly lagged over the five-year period; and underperformed the Morningstar Tactical Allocation peer group for the periods shown.  The Defensive Growth Fund underperformed its benchmark, the S&P 500 Index, for the time periods shown, and underperformed the Morningstar Long/Short Equity peer group for the periods shown.  The Seasonal Rotation Fund underperformed its benchmark, the DJ Moderate US Portfolio Index, for the one-year period and only somewhat for the three-year period; and underperformed the Morningstar Tactical Allocation peer group for the one-year period and only slightly for the three-year period.  The Buyback Fund slightly underperformed its benchmark, the S&P 500 Index, for the one-year period; and outperformed the Morningstar Large Blend peer group for the one-year period.

Overall, the Board found performance somewhat below expectations but, considered that the novel nature of the Funds' strategies is likely to lead to periods of underperformance from time to time.  Based, in part, upon the analysis provided by the Adviser, the Board agreed that it would be inadvisable for the Adviser to deviate from its long-term approach and the Board was satisfied with the strategy fine tuning being undertaken by the Adviser.  In total, the Board found performance to be satisfactory.

Fees and Expenses.  The Trustees reviewed information regarding comparative fees charged by the Adviser to fees charged by other advisers to respective peer groups of funds.  The Board noted that the advisory fee for the Funds was above the average for each respective peer group, but within the range of reasonable advisory fees charged by advisers in each respective peer group.  The Trustees noted that Tactical Alpha Fund class A net expenses were slightly above the upper end of the peer group range.  They also noted that each other Fund share class had net expense ratios that were above average when compared to the respective peer group, but within the range of reasonable fees for the respective class of the peer group.  It was also noted that the Adviser continues to provide an expense limitation for each Fund.  The Trustees considered the level of sophistication utilized by the Adviser in executing its investment strategies and concluded that the level of advisory fees paid to the Adviser was not unreasonable in light of the quality of the services received from the Adviser.

Economies of Scale.  The Board considered whether there will be economies of scale in respect of the management of the Funds.  The Board considered the Adviser's expectation for growth and the current level of assets of each Fund, and agreed that the absence of breakpoints was acceptable at present.  However, the Board noted they would revisit the matter as assets in the Funds' grow.

Profitability.  The Trustees considered that the Adviser did not receive its full fee because of the effect of the expense limitation agreement.  They also considered the Adviser's expenses for serving the Funds as well as each Fund's projected growth.  The Trustees discussed a profitability summary analysis provided by the Adviser as well as an income statement from the Adviser.  The Trustees noted that the advisory fees are reasonable and not excessively profitable to the Adviser taking into account the totality of the relationship with each Fund.  The Trustees concluded that based on current and projected asset levels, that they were satisfied that the Adviser's level of profitability from its relationship with the Funds is not excessive.

Conclusion.  During the Board's deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Advisory Agreement for each Fund.  Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved renewal of the Advisory Agreement on behalf of each Fund.

PRIVACY NOTICE

Rev. Jan 2013

FACTS	WHAT DOES AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-217-8363
Who we are
Who is providing this notice?	AmericaFirst Quantitative Funds
What we do
How does AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ AmericaFirst Quantitative Funds doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ AmericaFirst Quantitative Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ AmericaFirst Quantitative Funds doesn’t jointly market.

AmericaFirst Quantitative Funds

MANAGER

AmericaFirst Capital Management, LLC

300 Harding Blvd.

Suite 215

Roseville, CA 95678

ADMINISTRATOR

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

AmericaFirst Capital Management, LLC is located at 300 Harding Blvd. (Suite 215), Roseville, CA. The Funds’ distributor is Foreside Fund Services, LLC. AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc. AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

Internal Controls. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(b) under the 1940 Act that occurred during the registrant’s first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmericaFirst Quantitative Funds

By  /s/Rick Gonsalves

     * Rick Gonsalves

     Chief Executive Officer

Date: March 11, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Rick Gonsalves

     * Rick Gonsalves

     Chief Executive Officer

Date: March 11, 2019

*Print the name and title of each signing officer under his or her signature.